File Nos. 2-30806
                                                                        811-2488


                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

      Pre-Effective Amendment No.                                       [ ]


      Post-Effective Amendment No. 69                                   [X]


                                            and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]


      Amendment No. 69                                                  [X]


                             (Check appropriate box or boxes.)

                             DREYFUS PREMIER EQUITY FUNDS, INC.
                     (Exact Name of Registrant as Specified in Charter)

            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York       10166
            (Address of Principal Executive Offices)  (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                                    Mark N. Jacobs, Esq.
                                      200 Park Avenue

                                  New York, New York 10166
                          (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b)


      ----
        X   on February 1, 2000 pursuant to paragraph (b)


      ----
            60 days after filing pursuant to paragraph (a)(i)


      ----
            on     (date)      pursuant to paragraph (a)(i)


      ----
            75 days after filing pursuant to paragraph (a)(ii)

      ----
            on     (date)      pursuant to paragraph (a)(ii) of Rule 485

      ----

If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      ----
Dreyfus Premier Growth and Income Fund

Investing in equity and debt securities  for capital growth and current income

PROSPECTUS February 1, 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

Dreyfus Premier Growth and Income Fund
                                           ---------------------------------

                                          Ticker Symbols  CLASS A: PEGAX

                                                          CLASS B: PEGBX

                                                          CLASS C: DGICX

                                                          CLASS R: DRERX

                                                          CLASS T: N/A

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  3

Management                                                                4

Financial Highlights                                                      5

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          7

Distributions and Taxes                                                  10

Services for Fund Investors                                              10

Instructions for Regular Accounts                                        12

Instructions for IRAs                                                    13

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH


The fund seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue these goals, it invests in stocks, bonds and money market instruments of U.S. and foreign issuers. The fund's stock investments may include common stocks, preferred stocks and convertible securities.



     The fund uses a "bottom-up" approach focusing primarily on low and moderately priced stocks with market capitalizations of $1 billion or more at the time of purchase. The portfolio manager uses fundamental analysis to create a broadly diversified, value-tilted portfolio with a weighted average P/E ratio less than that of the S&P 500((reg.tm)), and a long-term projected earnings growth greater than that of the S&P 500((reg.tm)). The manager also considers balance sheet and income statement items, such as return on equity and debt-to-capital ratios, as well as projected dividend growth rates. The fund looks for companies with strong positions in their industries that have the potential for something positive to happen, including above-average earnings growth or positive changes in company management or the industry.


The fund typically sells a security when it has met the price target established by the manager; the original reason for purchasing the stock is no longer valid; the company shows deteriorating fundamentals; or another more attractive opportunity has been identified.

Concepts to understand

VALUE COMPANIES: companies that appear undervalued in terms of price relative to other financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price, such as new products or markets; opportunities for greater market share; more effective management; positive changes in corporate structure or market perception.

"BOTTOM-UP" APPROACH: an investment style that focuses on selecting outstanding companies before looking at economic and industry trends.


MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Midsize companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies.

The fund's investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, or their prices may go down. Further, while the fund's investments in value stocks may limit the overall downside risk of the fund over time, the fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.


Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the fund to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore the fund's share price as well.


The fund may also invest in lower-rated convertible securities which have higher credit risk. With this type of investment there is a greater likelihood that interest and principal payments will not be made on a timely basis.


Foreign securities involve special risks such as changes in currency exchange rates, a lack of comprehensive company information, political instability and potentially less liquidity.



Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.


Other potential risks

The fund, at times, may invest in derivative securities, such as options and futures, and in foreign currencies. It may also sell short. When employed, these practices are used primarily to hedge the fund's portfolio but may be used to increase returns; however, such practices may lower returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the fund's performance.

At times, the fund may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.

The fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers.

The Fund       1



<PAGE 1>

PAST PERFORMANCE


     The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Class A performance from year to year. The performance figures do not reflect sales loads, and would be lower if they did. The second table compares the performance of each share class over time to that of the S&P 500((reg.tm)), a widely recognized, unmanaged index of stock performance. These returns include applicable sales loads. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results. Since Class T shares are new, past performance is not available for that class as of the date of this prospectus. Performance for Class T shares will vary from the performance of the fund's other share classes due to
differences            in            charges            and            expenses.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

CLASS A SHARES


                                                48.63   19.74   11.14   15.77
90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q1 '96                            +30.50%

WORST QUARTER:                   Q3 '98                            -12.26%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99

                                                                     Since
                                                                   inception
                                           1 Year                 (12/29/95)
--------------------------------------------------------------------------------


CLASS A                                     9.10%                  21.15%

CLASS B                                    10.97%                  21.73%

CLASS C                                    13.94%                  22.01%

CLASS R                                    16.04%                  23.42%

S&P 500((reg.tm))                          21.03%                  26.39%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 12/31/95 IS USED AS THE BEGINNING VALUE ON 12/29/95.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

2





<PAGE 2>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                                 CLASS A       CLASS B       CLASS C       CLASS R       CLASS T
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                           5.75          NONE          NONE          NONE          4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                NONE*         4.00          1.00          NONE          NONE*
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                     .75           .75           .75           .75           .75

Rule 12b-1 fee                                                     NONE           .75           .75          NONE           .25

Shareholder services fee                                            .25           .25           .25          NONE           .25


Other expenses                                                      .31           .31           .29           .42           .31**
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                              1.31          2.06          2.04          1.17          1.56



* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF
REDEEMED WITHIN ONE YEAR.

**  "OTHER EXPENSES" FOR CLASS T SHARES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR BASED ON THE APPLICABLE AMOUNTS FOR CLASS A SHARES
FOR THE FUND'S LAST FISCAL YEAR.

Expense example

                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                                        $701                $966                 $1,252               $2,063

CLASS B
WITH REDEMPTION                                $609                $946                 $1,308               $2,021***
WITHOUT REDEMPTION                             $209                $646                 $1,108               $2,021***

CLASS C
WITH REDEMPTION                                $307                $640                 $1,098               $2,369
WITHOUT REDEMPTION                             $207                $640                 $1,098               $2,369

CLASS R                                        $119                $372                 $644                 $1,420

CLASS T                                        $602                $920                 $1,262               $2,223


*** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for financing the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment in such shares and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor (which may pay third parties) for providing shareholder services to the holders of Class A, B, C and T shares.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund       3





<PAGE 3>

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $120 billion in over 160 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.75% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $450 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Douglas Ramos, CFA, is the fund's primary portfolio manager, a position he has held since joining Dreyfus in July 1997. Previously, he was a senior partner and investment counselor for Loomis, Sayles & Company.

Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.

Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus has taken steps to avoid year 2000-related problems in its systems and to monitor the readiness of other service providers. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

4



<PAGE 4>

FINANCIAL HIGHLIGHTS


The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report. Since Class T shares are new, financial highlights information is not available for that class as of the date of this prospectus.


                                                                                                 YEAR ENDED SEPTEMBER 30,

 CLASS A                                                                                  1999       1998      1997      1996(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                      17.39     20.94      18.45      12.50

 Investment operations:  Investment income -- net                                          .06(2)      .10        .24        .10

                         Net realized and unrealized gain (loss) on investments             3.63     (1.44)      3.39       5.94

 Total from investment operations                                                           3.69     (1.34)      3.63       6.04

 Distributions:          Dividends from investment income -- net                        (.00)(3)      (.05)      (.25)      (.09)

                         Dividends from net realized gain on investments                   (.04)     (2.16)      (.89)         --

 Total distributions                                                                       (.04)     (2.21)     (1.14)      (.09)

 Net asset value, end of period                                                            21.04     17.39      20.94      18.45

 Total return (%)(4)                                                                       21.22    (7.00)      20.90    48.24(5)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                1.31      1.25       1.24      .94(5)

 Ratio of net investment income to average net assets (%)                                    .29       .47       1.27      .92(5)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                     --       .01        .11      .30(5)

 Portfolio turnover rate (%)                                                              102.85    133.00     265.33   205.64(5)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                    31,482    31,824     42,309     30,330


(1)  FROM DECEMBER 29, 1995 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1996.

(2)  BASED ON AVERAGE SHARES OUTSTANDING.                 (3) AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(4)  EXCLUSIVE OF SALES CHARGE.                          (5) NOT ANNUALIZED.


                                                                                                  YEAR ENDED SEPTEMBER 30,

 CLASS B                                                                                  1999       1998      1997      1996(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                      17.22     20.85      18.37      12.50

 Investment operations:  Investment income (loss) -- net                                (.09)(2)     (.06)        .10        .03

                         Net realized and unrealized gain (loss) on investments             3.58    (1.41)       3.38       5.87

 Total from investment operations                                                           3.49    (1.47)       3.48       5.90

 Distributions:          Dividends from investment income -- net                              --        --      (.11)      (.03)

                         Dividends from net realized gain on investments                   (.04)    (2.16)      (.89)         --

 Total distributions                                                                       (.04)    (2.16)     (1.00)      (.03)

 Net asset value, end of period                                                            20.67     17.22      20.85      18.37

 Total return (%)(3)                                                                       20.26    (7.69)      20.08    47.14(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                2.06      2.00       2.00     1.52(4)

 Ratio of net investment income (loss) to average net assets (%)                           (.45)     (.28)        .50      .34(4)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                     --       .01        .11      .30(4)

 Portfolio turnover rate (%)                                                              102.85    133.00     265.33   205.64(4)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                    56,833    59,144     69,330     37,534

(1)  FROM DECEMBER 29, 1995 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1996.

(2)  BASED ON AVERAGE SHARES OUTSTANDING.


(3)  EXCLUSIVE OF SALES CHARGE.                          (4) NOT ANNUALIZED.


The Fund       5



<PAGE 5>

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                  YEAR ENDED SEPTEMBER 30,

 CLASS C                                                                                  1999       1998      1997      1996(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                      17.24     20.87      18.40      12.50

 Investment operations:  Investment income (loss) -- net                                (.08)(2)     (.06)        .09        .03

                         Net realized and unrealized gain (loss) on investments             3.58    (1.41)       3.38       5.88

 Total from investment operations                                                           3.50    (1.47)       3.47       5.91

 Distributions:          Dividends from investment income -- net                              --        --      (.11)      (.01)

                         Dividends from net realized gain on investments                   (.04)    (2.16)      (.89)         --

 Total distributions                                                                       (.04)    (2.16)     (1.00)      (.01)

 Net asset value, end of period                                                            20.70     17.24      20.87      18.40

 Total return (%)(3)                                                                       20.29    (7.63)      19.89    47.27(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                2.04      1.96       2.00     1.52(4)

 Ratio of net investment income (loss) to average net assets (%)                           (.43)     (.25)        .52      .30(4)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                     --       .01        .11      .30(4)

 Portfolio turnover rate (%)                                                              102.85    133.00     265.33   205.64(4)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                     3,215     3,670      5,340      2,642


(1)  FROM DECEMBER 29, 1995 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1996.

(2)  BASED ON AVERAGE SHARES OUTSTANDING.

(3)  EXCLUSIVE OF SALES CHARGE.          (4) NOT ANNUALIZED.


                                                                                                  YEAR ENDED SEPTEMBER 30,

 CLASS R                                                                                  1999       1998      1997      1996(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                      17.52     21.11      18.42      12.50

 Investment operations:  Investment income -- net                                          .09(2)      .07        .20        .43

                         Net realized and unrealized gain (loss) on investments             3.65    (1.40)       3.67       5.61

 Total from investment operations                                                           3.74    (1.33)       3.87       6.04

 Distributions:          Dividends from investment income -- net                           (.01)     (.10)      (.29)      (.12)

                         Dividends from net realized gain on investments                   (.04)    (2.16)      (.89)         --

 Total distributions                                                                       (.05)    (2.26)     (1.18)      (.12)

 Net asset value, end of period                                                            21.21     17.52      21.11      18.42

 Total return (%)                                                                          21.34    (6.89)      22.25    48.38(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                1.17      1.15        .99      .79(3)

 Ratio of net investment income to average net assets (%)                                    .41       .57       1.50     1.01(3)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                     --       .01        .12      .30(3)

 Portfolio turnover rate (%)                                                              102.85    133.00     265.33   205.64(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                       302       265        259        174


(1)  FROM DECEMBER 29, 1995 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1996.

(2)  BASED ON AVERAGE SHARES OUTSTANDING.

(3)  NOT ANNUALIZED.



6

<PAGE 6>


Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC).

* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon

* CLASS B shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon

* CLASS C shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon

* CLASS R shares are designed for eligible institutions on behalf of their clients (individuals may not purchase these shares directly)

* CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a shorter-term investment horizon

Your financial representative can help you choose the share class that is appropriate for you.

Reduced Class A and Class T sales charge


LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period and pay the same sales charge as if all shares had been purchased at once.


RIGHT OF ACCUMULATION: lets you add the value of any shares in this fund or any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load (that you already own) to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Your Investment       7



<PAGE 7>

ACCOUNT POLICIES (CONTINUED)

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see if this may apply to you. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund you should consider buying Class A shares. Shareholders owning shares on November 30, 1996, may be eligible for lower sales loads.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                               Sales charge
                                                     deducted as a %                            as a % of your
Your investment                                      of offering price                          net investment
------------------------------------------------------------------------------------------------------------------------------------

                                                     Class               Class                  Class               Class
                                                     A                   T                      A                   T
------------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.

--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Time since you bought               investment or your redemption
the shares you are selling          (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher operating expenses and a CDSC.

8




<PAGE 8>

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.



General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Your Investment       9

<PAGE 9>


DISTRIBUTIONS AND TAXES

THE FUND GENERALLY PAYS ITS SHAREHOLDERS quarterly dividends from its net investment income, and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.


FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-deferred account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------


Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions


Except for tax-deferred accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.


The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.


SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from the fund into another
                                Dreyfus fund or certain
                                Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.



10






<PAGE 10>

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment       11

<PAGE 11>


INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Name of Fund
   P.O. Box 6587, Providence, RI 02940-6587
   Attn: Institutional Processing


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900276320

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

          Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900276320

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but  insert "1111" before your account number.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.


ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 9).

Mail your request to: The Dreyfus Family of Funds P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

12








<PAGE 12>

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing

           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900276320

* the fund name

* the share class

* your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 9).

Mail in your request to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

Your Investment       13








<PAGE 13>

NOTES

[Application p1]

[Application p2]

NOTES

For More Information

Dreyfus Premier Growth and Income Fund

A series of Dreyfus Premier Equity Funds, Inc.
--------------------------------------

SEC file number:  811-2488

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 2000 Dreyfus Service Corporation
320P0200

Dreyfus Premier Emerging Markets Fund

Investing in emerging markets for long-term capital growth

PROSPECTUS February 1, 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

Dreyfus Premier Emerging Markets Fund
                                           -----------------------------

                                           Ticker Symbols  CLASS A: N/A

                                                           CLASS B: N/A

                                                           CLASS C: N/A

                                                           CLASS R: N/A

                                                           CLASS T: N/A

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  3

Management                                                                4

Financial Highlights                                                      5

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          7

Distributions and Taxes                                                  10

Services for Fund Investors                                              10

Instructions for Regular Accounts                                        12

Instructions for IRAs                                                    13

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH


The fund seeks long-term capital growth. To achieve this goal, the fund invests primarily in the stocks of companies organized, or with a majority of assets or business, in emerging market countries. Normally, the fund will not invest more than 25% of its total assets in the securities of companies in any one emerging market country. The fund may invest up to 35% of its net assets in high yield debt securities rated below investment grade as Dreyfus deems appropriate in light of market conditions.



In selecting stocks, the fund employs a top-down country allocation approach which involves identifying and forecasting: key trends in global economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as the impact of new technologies, and the globalization of industries and brands; relative values of equity securities, bonds and cash; and long-term trends in currency movements.



Within countries and sectors determined to be relatively attractive, the fund uses a growth-oriented approach to look for what it believes to be attractively priced companies that possess a sustainable competitive advantage in their country or sector. The fund typically sells a security when themes or strategies change or when the fund determines that the company's prospects have changed or if the fund believes that the company's stock is fully valued by the market.


Concepts to understand


EMERGING MARKET COUNTRIES: consist of all countries represented by the Morgan Stanley Capital International Emerging Markets (Free) Index, which currently includes Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Israel, Jordan, Korea, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, Sri Lanka, South Africa, Taiwan, Thailand, Turkey and Venezuela.


GROWTH COMPANIES: companies of any capitalization whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings and price-to-book ratios, and tend to be more volatile than value stocks.


MAIN RISKS

The stock markets of emerging market countries can be extremely volatile. The value of your investment in the fund will go up and down, sometimes dramatically, which means that you could lose money.


The fund's performance will be influenced by political, social and economic factors affecting investments in companies in emerging markets countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large changes in price. Special risks include exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, a lack of comprehensive company information, political instability and differing auditing and legal standards. Such risks could result in more volatility for the fund.


Because the stock prices of growth companies are based in part on future expectations, these stocks may fall sharply if investors believe the prospects for a stock, industry or the economy in general are weak. In addition, growth stocks typically lack the dividend yield that could cushion stock prices in market downturns.

The fund may invest in companies of any size. Investments in smaller companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies.

High yield ("junk") bonds involve greater credit risk, including the risk of default, than investment grade bonds. They tend to be more volatile in price and less liquid and are considered speculative.


Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.


Other potential risks

The fund, at times, may invest in derivative securities, such as options and futures, and in foreign currencies. It may also sell short. When employed, these practices are used primarily to hedge the fund's portfolio, but may be used to increase returns; however, such practices may lower returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the fund's performance.

At times, the fund may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.

The fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers.

The Fund       1

PAST PERFORMANCE


The tables below show some of the risks of investing in the fund. The first table shows the fund's Class A performance for its first full calendar year of operations. The performance figures do not reflect sales loads, and would be lower if they did. The second table compares the performance of each share class over time to that of the Morgan Stanley Capital International Emerging Markets Free Index. These returns include applicable sales loads. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results. Since Class T shares are new, past performance is not available for that class as of the date of this prospectus. Performance for Class T shares will vary from the performance of the fund's other share classes due to differences in charges and expenses.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


CLASS A SHARES


                                                                     104.56
90      91      92      93      94      95      96     97     98     99

BEST QUARTER:                    Q4 '99                      +37.36%

WORST QUARTER:                   Q3 '99                      -1.59%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99

                                                                                                                     Since
                              Inception date                                1 Year                                 inception
------------------------------------------------------------------------------------------------------------------------------------


CLASS A                          (3/31/98)                                  92.83%                                  12.45%

CLASS B                          (3/31/98)                                  99.05%                                  13.26%

CLASS C                          (3/31/98)                                  102.17%                                 15.43%

CLASS R                          (3/31/98)                                  105.07%                                 16.57%

MORGAN STANLEY
CAPITAL INTERNATIONAL
EMERGING MARKETS FREE
INDEX                                                                       66.41%                                  9.38%*


* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 3/31/98 IS USED AS THE BEGINNING VALUE.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


<PAGE 2>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                            CLASS A        CLASS B         CLASS C        CLASS R        CLASS T
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                      5.75            NONE           NONE           NONE           4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS           NONE*           4.00           1.00           NONE           NONE*
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                               1.25            1.25           1.25           1.25           1.25

Rule 12b-1 fee                                                NONE             .75            .75           NONE            .25

Shareholder services fee                                       .25             .25            .25           NONE            .25


Other expenses                                                8.01            8.35           8.40           7.68           8.01**
------------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES                          9.51           10.60          10.65           8.93           9.76

Fee waiver and/or expense reimbursements                     (7.26)          (7.60)         (7.65)         (6.93)         (7.26)
------------------------------------------------------------------------------------------------------------------------------------

NET OPERATING EXPENSES***                                     2.25            3.00           3.00           2.00           2.50


*   SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF
REDEEMED WITHIN ONE YEAR.

** "OTHER EXPENSES" FOR CLASS T SHARES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR
BASED ON THE APPLICABLE AMOUNTS FOR CLASS A SHARES FOR THE FUND'S LAST FISCAL
YEAR.


***THE DREYFUS CORPORATION HAS AGREED, UNTIL SEPTEMBER 30, 2000, TO WAIVE
RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE FUND SO THAT FUND EXPENSES
(EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST
EXPENSES, COMMITMENT FEES ON OFFERINGS, SHAREHOLDER SERVICES FEES AND RULE 12B-1
FEES) DO NOT EXCEED 2.00%.

Expense example

                                              1 Year            3 Years              5 Years               10 Years
------------------------------------------------------------------------------------------------------------------------------------


CLASS A                                       $790             $2,550                $4,154                $7,574

CLASS B
WITH REDEMPTION                               $703             $2,646                $4,367                $7,658((+))
WITHOUT REDEMPTION                            $303             $2,346                $4,167                $7,658((+))

CLASS C
WITH REDEMPTION                               $403             $2,355                $4,181                $7,917
WITHOUT REDEMPTION                            $303             $2,355                $4,181                $7,917

CLASS R                                       $203             $1,971                $3,603                $7,153

CLASS T                                       $692             $2,513                $4,164                $7,653


((+)) ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR
FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only. The one-year number is based on net operating expenses. The longer-term numbers are based on total fund operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for financing the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment in such shares and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor (which may pay third parties) for providing shareholder services to the holders of Class A, B, C and T shares.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund       3





<PAGE 3>

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $120 billion in over 160 mutual fund portfolios. For the past fiscal year, Dreyfus waived its annual management fee of 1.25% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $450 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Daniel Beneat is the fund's primary portfolio manager, a position he has held since the fund's inception. Mr. Beneat joined Dreyfus in May 1996. For the three previous years, he was a vice president and portfolio manager at UBS Asset Management (NY), Inc.

Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.

Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus has taken steps to avoid year 2000-related problems in its systems and to monitor the readiness of other service providers. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

4



<PAGE 4>

FINANCIAL HIGHLIGHTS


The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report. Since Class T shares are new, financial highlights information is not available for that class as of the date of this prospectus.



                                                                                                YEAR ENDED SEPTEMBER 30,

CLASS A                                                                                        1999              1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                            7.24              12.50

 Investment operations:  Investment income (loss) -- net                                       (.04)(2)             .04

                         Net realized and unrealized gain (loss) on investments                 4.62              (5.30)

 Total from investment operations                                                               4.58              (5.26)

 Distributions:          Dividends from investment income -- net                               (.07)                 --

 Net asset value, end of period                                                                11.75               7.24

 Total return (%)(3)                                                                           63.71             (42.08)(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                     2.25               1.15(4)

Ratio of net investment income (loss) to average net assets (%)                                 (.37)               .35(4)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)                        7.26               2.44(4)


Portfolio turnover rate (%)                                                                   194.20             234.00(4)
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                          1,622                822

(1)  FROM MARCH 31, 1998 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING.

(3)  EXCLUSIVE OF SALES CHARGE.                          (4 )NOT ANNUALIZED.

                                                                                                YEAR ENDED SEPTEMBER 30,

CLASS B                                                                                        1999               1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                            7.21              12.50

 Investment operations:  Investment income (loss) -- net                                        (.12)(2)            .00(3)

                         Net realized and unrealized gain (loss) on investments                 4.59              (5.29)

 Total from investment operations                                                               4.47              (5.29)

 Distributions:          Dividends from investment income -- net                               (.04)                 --

 Net asset value, end of period                                                                11.64               7.21

 Total return (%)(4)                                                                           62.29             (42.32)(5)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                     3.00              1.54(5)

Ratio of net investment income (loss) to average net assets (%)                                (1.10)             (.04)(5)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)                        7.60              2.48(5)


Portfolio turnover rate (%)                                                                   194.20            234.00(5)
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                            578               120

(1)  FROM MARCH 31, 1998 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING.          (3 )AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(4)  EXCLUSIVE OF SALES CHARGE.                          (5 )NOT ANNUALIZED.

The Fund       5



<PAGE 5>

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 YEAR ENDED SEPTEMBER 30,

CLASS C                                                                                         1999             1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                            7.21            12.50

 Investment operations:  Investment income (loss) -- net                                        (.11)(2)          .00(3)

                         Net realized and unrealized gain (loss) on investments                 4.61             (5.29)

 Total from investment operations                                                               4.50             (5.29)

 Distributions:          Dividends from investment income -- net                               (.03)                 --

 Net asset value, end of period                                                                11.68               7.21

 Total return (%)(4)                                                                           62.59             (42.32)(5)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                     3.00               1.53(5)

Ratio of net investment income (loss) to average net assets (%)                                (1.21)              (.03) (5)


Decrease reflected in above expense ratios due to actions by Dreyfus (%)                        7.65               2.43(5)


Portfolio turnover rate (%)                                                                    194.20            234.00(5)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                             389               115

(1)  FROM MARCH 31, 1998 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING.          (3 )AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(4)  EXCLUSIVE OF SALES CHARGE.                          (5 )NOT ANNUALIZED.

                                                                                                YEAR ENDED SEPTEMBER 30,

CLASS R                                                                                        1999              1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                            7.25              12.50

 Investment operations:  Investment income (loss) -- net                                       (.01)                .05

                         Net realized and unrealized gain (loss) on investments                 4.61             (5.30)

 Total from investment operations                                                               4.60             (5.25)

 Distributions:          Dividends from investment income -- net                               (.08)                 --

 Net asset value, end of period                                                                11.77               7.25

 Total return (%)                                                                              64.01             (42.00)(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                     2.00              1.03(2)

Ratio of net investment income (loss) to average net assets (%)                                 (.08)              .47(2)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)                        6.93               2.44(2)


Portfolio turnover rate (%)                                                                   194.20             234.00(2)
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                            133                116

(1)  FROM MARCH 31, 1998 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1998.

(2)  NOT ANNUALIZED.

6

<PAGE 6>


Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC).

* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon

* CLASS B shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon

* CLASS C shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon

* CLASS R shares are designed for eligible institutions on behalf of their clients (individuals may not purchase these shares directly)

* CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a shorter-term investment horizon

Your financial representative can help you choose the share class that is appropriate for you.

Reduced Class A and Class T sales charge


LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period and pay the same sales charge as if all shares had been purchased at once.


RIGHT OF ACCUMULATION: lets you add the value of any shares in this fund or any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load (that you already own) to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Your Investment       7



<PAGE 7>

ACCOUNT POLICIES (CONTINUED)

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see if this may apply to you. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund you should consider buying Class A shares.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                    Sales charge                                Sales charge
                                                    deducted as a %                             as a % of your
Your investment                                     of offering price                           net investment
------------------------------------------------------------------------------------------------------------------------------------

                                                     Class                 Class                Class                Class
                                                     A                     T                    A                    T
------------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%                 4.50%                6.10%                4.70%

$50,000 -- $99,999                                   4.50%                 4.00%                4.70%                4.20%

$100,000 -- $249,999                                 3.50%                 3.00%                3.60%                3.30%

$250,000 -- $499,999                                 2.50%                 2.00%                2.60%                2.00%

$500,000 -- $999,999                                 2.00%                 1.50%                2.00%                1.50%

$1 million or more*                                  0.00%                 0.00%                0.00%                0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.
------------------------------------------------------------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                 CDSC as a % of your initial
Time since you bought            investment or your redemption
the shares you are selling       (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                    4.00%

2 -- 4 years                     3.00%

4 -- 5 years                     2.00%

5 -- 6 years                     1.00%

More than 6 years                Shares will automatically
                                 convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.


<PAGE 8>

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.


General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for any: investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Your Investment       9

<PAGE 9>


DISTRIBUTIONS AND TAXES

THE FUND GENERALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.


FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-deferred account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------


Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on transactions


Except for tax-deferred accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.


The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.


SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from the fund into another
                                Dreyfus fund or certain
                                Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.


10






<PAGE 10>

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment       11

<PAGE 11>


INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Name of Fund
P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing



           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900337052

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund
P.O. Box 6587, Providence, RI 02940-6587
Attn: Institutional Processing

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900337052

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 9).

Mail your request to: The Dreyfus Family of Funds P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

12








<PAGE 12>

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing


           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900337052

* the fund name

* the share class

* your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 9).

Mail in your request to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

Your Investment       13








<PAGE 13>

NOTES

[Application p1]

[Application p2]

NOTES

For More Information

Dreyfus Premier Emerging Markets Fund

A series of Dreyfus Premier Equity Funds, Inc.
--------------------------------------

SEC file number:  811-2488

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 2000 Dreyfus Service Corporation
329P0200

Dreyfus Premier Market Neutral Fund

Balancing investments in undervalued stocks with short positions in overvalued stocks for risk protection and long-term growth

PROSPECTUS February 1, 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

Dreyfus Premier Market Neutral Fund
                                           -----------------------------

                                           Ticker Symbols  CLASS A: N/A

                                                           CLASS B: N/A

                                                           CLASS C: N/A

                                                           CLASS R: N/A

                                                           CLASS T: N/A

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  3

Management                                                                4

Financial Highlights                                                      5

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          7

Distributions and Taxes                                                  10

Services for Fund Investors                                              10

Instructions for Regular Accounts                                        12

Instructions for IRAs                                                    13

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH

The fund seeks long-term capital appreciation, while seeking to maintain minimum exposure to general stock market risk. To pursue this goal, the fund takes both long and short positions in equity securities. The fund's stock investment may include common stocks, preferred stocks and convertible securities.


The fund uses a long-short approach by simultaneously purchasing stocks that Dreyfus believes are undervalued and selling short stocks that Dreyfus believes are overvalued. In this way, the fund attempts to construct a portfolio that is expected to have relatively small net exposure to overall stock market risk.


Individual security selection with the aid of a computer model that ranks approximately 3,500 stocks based on various factors is the foundation of the fund's investment approach.

The fund seeks a total return greater than the return on three-month U.S. Treasury Bills. The fund will invest primarily in U.S. equity securities, but also may invest in foreign securities.

Concepts to understand

SHORT SELLING: the fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the fund must borrow the security to make delivery to the buyer.

PREFERRED STOCK: stock that pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock ordinarily does not carry voting rights.

CONVERTIBLE SECURITIES: corporate securities, usually preferred stock or bonds, that are exchangeable for a set amount of another form of security, usually common stock, at a prestated price.


MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

While the fund's market neutral approach seeks to minimize the risks of investing in the overall stock market, it may involve more risk than other funds that do not engage in the sophisticated hedging transactions of the fund. It is possible that the fund's long positions could decline in value while the value of the securities sold short increases, thereby increasing the potential for loss. It also is possible that the combination of securities held long and sold short will fail to protect the fund from overall stock market risk as anticipated.

The fund will have substantial short positions and must borrow the security to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund also may be unable to close out an established short position at any particular time or at an acceptable price.

Other potential risks

The fund, at times, may invest in derivative securities, such as options, futures and swaps. While derivatives may be used to increase returns, they can sometimes lower returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the fund's performance.

The fund will engage in short-term trading, which could produce higher brokerage costs and taxable distributions.

The fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.

The Fund       1



<PAGE 1>

PAST PERFORMANCE


The tables below show some of the risks of investing in the fund. The first table shows the fund's Class A performance for its first full calendar year of operations. The performance figures do not reflect sales loads, and would be lower if they did. The second table compares the performance of each share class over time to that of the Merrill Lynch 3-Month U.S. Treasury Bill Index. These returns include applicable sales loads. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results. Since Class T shares are new, past performance is not available for that class as of the date of this prospectus. Performance for Class T shares will vary from the performance of the fund's other share classes due to differences in charges and expenses.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


CLASS A SHARES


                                                               -6.48
90     91     92     93     94     95     96     97     98     99

BEST QUARTER:                    Q2 '99                      +2.91%

WORST QUARTER:                   Q1 '99                      -9.00%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                     Since
                                                                   inception
                                           1 Year                  (6/29/98)
--------------------------------------------------------------------------------

CLASS A                                   -11.85%                  -12.14%

CLASS B                                   -10.72%                  -11.58%

CLASS C                                    -8.02%                   -9.18%

CLASS R                                    -6.16%                   -8.38%

MERRILL LYNCH 3-MONTH
U.S. TREASURY BILL INDEX                    5.01%                    4.96%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 6/30/98 IS USED AS THE BEGINNING VALUE ON 6/29/98.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



<PAGE 2>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                            CLASS A        CLASS B         CLASS C        CLASS R        CLASS T
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                      5.75            NONE           NONE           NONE           4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS           NONE*           4.00           1.00           NONE           NONE*
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                               1.50            1.50           1.50           1.50           1.50

Rule 12b-1 fee                                                NONE             .75            .75           NONE            .25

Shareholder services fee                                       .25             .25            .25           NONE            .25


Other expenses                                                3.08            3.07           3.08           3.08           3.08**
------------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES                          4.83            5.57           5.58           4.58           5.08

Fee waiver and/or expense reimbursements                     (1.83)          (1.83)         (1.83)         (1.83)         (1.83)
------------------------------------------------------------------------------------------------------------------------------------
NET OPERATING EXPENSES***                                     3.00            3.74           3.75           2.75           3.25

   *  SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF
REDEEMED WITHIN ONE YEAR.

  **  "OTHER EXPENSES" FOR CLASS T SHARES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR BASED ON THE APPLICABLE AMOUNTS FOR CLASS A
SHARES FOR THE FUND'S LAST FISCAL YEAR.


*** THE DREYFUS CORPORATION HAS AGREED, UNTIL SEPTEMBER 30, 2000, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE FUND SO THAT FUND EXPENSES (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES, COMMITMENT FEES ON OFFERINGS, SHAREHOLDER SERVICES FEES AND RULE 12B-1
FEES) DO NOT EXCEED 2.75%


Expense example

                                              1 Year            3 Years              5 Years               10 Years
------------------------------------------------------------------------------------------------------------------------------------


CLASS A                                       $861             $1,791                $2,724                $5,072

CLASS B
WITH REDEMPTION                               $776             $1,798                $2,807                $5,064((+))
WITHOUT REDEMPTION                            $376             $1,498                $2,607                $5,064((+))

CLASS C
WITH REDEMPTION                               $477             $1,501                $2,611                $5,331
WITHOUT REDEMPTION                            $377             $1,501                $2,611                $5,331

CLASS R                                       $278             $1,219                $2,167                $4,573

CLASS T                                       $763             $1,750                $2,734                $5,190


((+)) ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR
FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only. The one-year number is based on net operating expenses. The longer-term numbers are based on total fund operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operation.

RULE 12B-1 FEE: the fee paid to the fund's distributor for financing the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment in such shares and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor (which may pay third parties) for providing shareholder services to the holders of Class A, B, C and T shares.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund       3





<PAGE 3>

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $120 billion in over 160 mutual fund portfolios. For the past fiscal year, Dreyfus waived its annual management fee of 1.50% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $450 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


The fund's primary portfolio managers are John S. Cone and David T. Jiang. Mr. Cone has been a primary portfolio manager since the fund's inception and has been employed by Dreyfus since June 1998 and, since 1982, by Franklin Portfolio Associates, an affiliate of Dreyfus. Mr. Jiang has been a primary portfolio manager since December 1999 and has been employed by Dreyfus since June 1998 and, since 1994, by Franklin Portfolio Associates.


Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.

Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus has taken steps to avoid year 2000-related problems in its systems and to monitor the readiness of other service providers. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

4



<PAGE 4>

FINANCIAL HIGHLIGHTS


The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report. Since Class T shares are new, financial highlights information is not available for that class as of the date of this prospectus.


                                                                                               YEAR ENDED SEPTEMBER 30,

CLASS A                                                                                        1999              1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                           11.61              12.50


 Investment operations:  Investment income -- net(2)                                             .35                .11


                         Net realized and unrealized gain (loss) on investments                (.75)             (1.00)

 Total from investment operations                                                              (.40)              (.89)

 Distributions:          Dividends from investment income -- net                               (.22)                 --

                         Dividends from net realized gain on investments                       (.10)                 --

 Total distributions                                                                           (.32)                 --

 Net asset value, end of period                                                                10.89              11.61


 Total return (%)(3)                                                                          (3.53)              (7.12)(4)
------------------------------------------------------------------------------------------------------------------------------------


RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                    1.61               .51(4)

Ratio of dividends on securities sold short to average net assets (%)
                                                                                               1.39               .33(4)

Ratio of net investment income to average net assets (%)                                       3.17               .92(4)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)                       1.83               .42(4)


Portfolio turnover rate (%)                                                                  138.34             36.54(4)
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                         1,814             1,869

(1)  FROM JUNE 29, 1998 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1998.
(2 )BASED ON AVERAGE SHARES OUTSTANDING.

(3)  EXCLUSIVE OF SALES CHARGE.          (4 )NOT ANNUALIZED.

                                                                                                 YEAR ENDED SEPTEMBER 30,

CLASS B                                                                                         1999              1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                           11.59              12.50


 Investment operations:  Investment income -- net(2)                                             .26                .09


                         Net realized and unrealized gain (loss) on investments                (.75)             (1.00)

 Total from investment operations                                                              (.49)              (.91)

 Distributions:          Dividends from investment income -- net                               (.17)                 --

                         Dividends from net realized gain on investments                       (.10)                 --

 Total distributions                                                                           (.27)                 --

 Net asset value, end of period                                                                10.83              11.59


 Total return (%)(3)                                                                          (4.28)              (7.28)(4)
------------------------------------------------------------------------------------------------------------------------------------


RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                   2.35                   .71(4)

Ratio of dividends on securities sold short to average net assets (%)
                                                                                              1.39                   .33(4)

Ratio of net investment income to average net assets (%)                                      2.43                   .73(4)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)                      1.83                   .41(4)


Portfolio turnover rate (%)                                                                 138.34                 36.54(4)
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                        1,774                  1,968

(1)  FROM JUNE 29, 1998 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1998.
(2 )BASED ON AVERAGE SHARES OUTSTANDING.

(3)  EXCLUSIVE OF SALES CHARGE.          (4 )NOT ANNUALIZED.

The Fund       5



<PAGE 5>

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                YEAR ENDED SEPTEMBER 30,

CLASS C                                                                                        1999               1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                           11.61              12.50


 Investment operations:  Investment income -- net(2)                                             .26                .09


                         Net realized and unrealized gain (loss) on investments                (.75)              (.98)

 Total from investment operations                                                              (.49)              (.89)

 Distributions:          Dividends from investment income -- net                               (.17)                 --

                         Dividends from net realized gain on investments                       (.10)                 --

 Total distributions                                                                           (.27)                 --

 Net asset value, end of period                                                                10.85              11.61

 Total return (%)(3)                                                                          (4.27)              (7.12)(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                    2.37                 .71(4)

Ratio of dividends on securities sold short to average net assets (%)
                                                                                               1.38                 .33(4)

Ratio of net investment income to average net assets (%)                                       2.43                 .73(4)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)                       1.83                 .42(4)


Portfolio turnover rate (%)                                                                  138.34               36.54(4)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                           450                 464

(1)  FROM JUNE 29, 1998 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1998.
(2 )BASED ON AVERAGE SHARES OUTSTANDING.

(3)  EXCLUSIVE OF SALES CHARGE.          (4 )NOT ANNUALIZED.

                                                                                                YEAR ENDED SEPTEMBER 30,

CLASS R                                                                                        1999              1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                           11.62              12.50


 Investment operations:  Investment income -- net(2)                                             .37                .11


                         Net realized and unrealized gain (loss) on investments                (.74)              (.99)

 Total from investment operations                                                              (.37)              (.88)

 Distributions:          Dividends from investment income -- net                               (.22)                 --

                         Dividends from net realized gain on investments                       (.10)                 --

 Total distributions                                                                           (.32)                 --

 Net asset value, end of period                                                                10.93              11.62


 Total return (%)                                                                             (3.26)              (7.04)(3)
------------------------------------------------------------------------------------------------------------------------------------


RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                    1.36                 .51(3)

Ratio of dividends on securities sold short to average net assets (%)
                                                                                               1.39                 .33(3)

Ratio of net investment income to average net assets (%)                                       3.42                 .92(3)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)                       1.83                 .38(3)


Portfolio turnover rate (%)                                                                  138.34               36.54(3)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                           500                  465

(1)  FROM JUNE 29, 1998 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1998.
(2 )BASED ON AVERAGE SHARES OUTSTANDING.

(3)  NOT ANNUALIZED.

6

<PAGE 6>


Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC).

* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon

* CLASS B shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon

* CLASS C shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon

* CLASS R shares are designed for eligible institutions on behalf of their clients (individuals may not purchase these shares directly)


* CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a shorter-term investment horizon

Your financial representative can help you choose the share class that is appropriate for you.

Reduced Class A and Class T sales charge


LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period and pay the same sales charge as if all shares had been purchased at once.


RIGHT OF ACCUMULATION: lets you add the value of any shares in this fund or any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load (that you already own) to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Your Investment       7



<PAGE 7>

ACCOUNT POLICIES (CONTINUED)

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see if this may apply to you. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund you should consider buying Class A shares.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                               Sales charge
                                                     deducted as a %                            as a % of your
Your investment                                      of offering price                          net investment
------------------------------------------------------------------------------------------------------------------------------------

                                                     Class                 Class                Class                Class
                                                     A                     T                    A                    T
------------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%                 4.50%                6.10%                4.70%

$50,000 -- $99,999                                   4.50%                 4.00%                4.70%                4.20%

$100,000 -- $249,999                                 3.50%                 3.00%                3.60%                3.10%

$250,000 -- $499,999                                 2.50%                 2.00%                2.60%                2.00%

$500,000 -- $999,999                                 2.00%                 1.50%                2.00%                1.50%

$1 million or more*                                  0.00%                 0.00%                0.00%                0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.
------------------------------------------------------------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                 CDSC as a % of your initial
Time since you bought            investment or your redemption
the shares you are selling       (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                    4.00%

2 -- 4 years                     3.00%

4 -- 5 years                     2.00%

5 -- 6 years                     1.00%

More than 6 years                Shares will automatically
                                 convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

8




<PAGE 8>

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.


General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Your Investment       9



<PAGE 9>

DISTRIBUTIONS AND TAXES

THE FUND GENERALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.


FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-deferred account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------


Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions


Except for tax-deferred accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.


The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.




SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain
                                Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from the fund into another Dreyfus
                                fund or
                                certain Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.


10






<PAGE 10>

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment       11

<PAGE 11>


INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Name of Fund
   P.O. Box 6587, Providence, RI 02940-6587
   Attn: Institutional Processing


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900337575

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund
P.O. Box 6587, Providence, RI 02940-6587
Attn: Institutional Processing

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900337575

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.


ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 9).

Mail your request to: The Dreyfus Family of Funds P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

12








<PAGE 12>

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing


           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900337575

* the fund name

* the share class

* your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 9).

Mail in your request to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing



SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

Your Investment       13








<PAGE 13>

NOTES

[Application p1]

[Application p2]

NOTES

For More Information

Dreyfus Premier Market Neutral Fund

A series of Dreyfus Premier Equity Funds, Inc.
--------------------------------------

SEC file number:  811-2488

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 2000 Dreyfus Service Corporation
335P0200

Dreyfus Premier Aggressive Growth Fund

Investing in growth companies for capital appreciation

PROSPECTUS February 1, 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

Dreyfus Premier Aggressive Growth Fund
                                           ---------------------------------

                                           Ticker Symbols  CLASS A: DRLEX

                                                           CLASS B: DAGBX

                                                           CLASS C: DAGCX

                                                           CLASS R: DAGRX

                                                           CLASS T: N/A

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  3

Management                                                                4

Financial Highlights                                                      6

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                  11

Services for Fund Investors                                              11

Instructions for Regular Accounts                                        13

Instructions for IRAs                                                    14

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH

The fund seeks capital growth. To pursue this goal, it invests at least 65% of its total assets in the stocks of growth companies of any size, including small-, mid- and large-capitalization companies. The fund's stock investments may include common stocks, preferred stocks and convertible securities. Up to 30% of the fund's assets may be invested in foreign securities.

In choosing stocks, the fund uses a "bottom-up" approach that emphasizes individual stock selection rather than economic and industry trends. In particular, the fund looks for companies with strong management, innovative products and services, strong industry positions and the potential for strong earnings growth rates. When companies that meet those criteria have been identified, the manager analyzes their financial condition and evaluates the sustainability of their growth rates.

While the fund looks for companies with the potential for strong earnings growth rates, some of the fund's investments may currently be experiencing losses. Further, the fund may invest in securities in all available trading markets, including initial public offerings and the after-market.

The fund typically sells a security when there is an expected or actual change in long-term growth prospects, valuation levels have become extreme or there are superior alternative investments.

Concepts to understand

GROWTH COMPANIES: companies of any capitalization whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings and price-to-book ratios, and tend to be more volatile than value stocks.


SMALL AND MIDSIZE COMPANIES: companies with market capitalizations under $5 billion. These companies, especially those with smaller capitalizations, tend to grow faster than large companies and typically use profits for expansion rather than to pay dividends. They are more volatile than larger companies and fail more often.



MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment will go up and down, sometimes dramatically, which means that you could lose money.

Small and midcap companies carry additional risks because their earnings are less predictable, their share prices more volatile and their securities less liquid than those of larger, more established companies. Some of the fund's investments will rise and fall based on investor perception rather than economics. Other investments are made in anticipation of future products, services or events. If these products, services or events are delayed or cancelled, the company's stock price could drop dramatically.

Because the stock prices of growth companies are based in part on future expectations, these stocks may fall sharply if investors believe the prospects for a stock, industry or the economy in general are weak. In addition, growth stocks typically lack the dividend yield that could cushion stock prices in market downturns.

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Other potential risks

The fund, at times, may invest in derivative securities, such as options and futures, and in foreign currencies. It may also sell short. When employed, these practices are used primarily to hedge the fund's portfolio, but may be used to increase returns; however, such practices may lower returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the fund's performance.

At times, the fund may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.

The fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.

The Fund       1



<PAGE 1>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Class A performance from year to year. The performance figures do not reflect sales loads, and would be lower if they did. The second table compares the performance of each share class over time to that of the S&P 500((reg.tm)), a widely recognized, unmanaged index of stock performance. These returns include applicable sales loads. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results. Since Class T shares are new, past performance is not available for that class as of the date of this prospectus. Performance for Class T shares will vary from the performance of the fund's other share classes due to differences in charges and expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

CLASS A SHARES



-1.47   32.68   6.24   14.71   -6.97   11.00   -2.37   -13.03  -30.84  36.87
90      91      92     93      94      95      96      97      98      99



BEST QUARTER:                    Q4 '99                          +32.89%

WORST QUARTER:                   Q3 '98                          -33.02%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99

                                                                                                                      Since
                           Inception date                1 Year              5 Years           10 Years              inception
------------------------------------------------------------------------------------------------------------------------------------


CLASS A                     (6/23/69)                     28.99%               -3.41%            2.23%                    --

CLASS B                     (1/3/96)                      31.61%                  --                --                -6.90%

CLASS C                     (1/3/96)                      34.83%                  --                --                -5.99%

CLASS R                     (1/3/96)                      36.64%                  --                --                -5.46%

S&P 500((reg.tm))                                         21.03%                  --                --                26.39%*


* BASED ON LIFE OF CLASSES B, C AND R. FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 12/31/95 IS USED AS THE BEGINNING VALUE ON 1/3/96.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

2





<PAGE 2>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                               CLASS A       CLASS B         CLASS C        CLASS R        CLASS T
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                       5.75           NONE           NONE           NONE           4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS            NONE*          4.00           1.00           NONE           NONE*
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                 .75            .75            .75            .75            .75

Rule 12b-1 fee                                                 NONE            .75            .75           NONE            .25

Shareholder services fee                                        .25            .25            .25           NONE            .25


Other expenses                                                  .41            .56            .50            .95            .41**
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                          1.41           2.31           2.25           1.70           1.66


  *  SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF
REDEEMED WITHIN ONE YEAR.

**  "OTHER EXPENSES" FOR CLASS T SHARES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR BASED ON THE APPLICABLE AMOUNTS FOR CLASS A SHARES
FOR THE FUND'S LAST FISCAL YEAR.

Expense example

                                             1 Year              3 Years             5 Years               10 Years
------------------------------------------------------------------------------------------------------------------------------------


CLASS A                                        $710                $996                 $1,302               $2,169

CLASS B
WITH REDEMPTION                                $634                $1,021               $1,435               $2,213***
WITHOUT REDEMPTION                             $234                $721                 $1,235               $2,213***

CLASS C
WITH REDEMPTION                                $328                $703                 $1,205               $2,585
WITHOUT REDEMPTION                             $228                $703                 $1,205               $2,585

CLASS R                                        $173                $536                 $923                 $2,009

CLASS T                                        $611                $950                 $1,312               $2,327


*** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for financing the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment in such shares and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor (which may pay third parties) for providing shareholder services to the holders of Class A, B, C and T shares.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund       3





<PAGE 3>

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $120 billion in over 160 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.75% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $450 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Kevin Sonnett, CFA, has managed the fund since December 1999. Mr. Sonnett has been employed by Founders Asset Management, LLC, an affiliate of Dreyfus, since February 1997 as an equity analyst for the small- and midcap investment team, and was promoted to senior equity analyst in 1999. In December 1999, he also became an employee of Dreyfus. From 1995 to February 1997, Mr. Sonnett was an equity analyst with the Colorado Public Employees Retirement Association.


Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.

Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus has taken steps to avoid year 2000-related problems in its systems and to monitor the readiness of other service providers. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

4



<PAGE 4>


The fund is currently a defendant in two litigations. One action is pending in New York State Supreme Court, County of New York, and was instituted on August 25, 1998 by David M. Schoenfeld, on behalf of himself and others who were shareholders in the fund between August 1, 1995 and June 8, 1998. He brings the action against the fund, Dreyfus, Michael L. Schonberg and the fund's board members. Plaintiff alleges that Michael L. Schonberg, the fund's primary portfolio manager prior to April 1998, invested fund assets in securities which did not meet the fund's purported criteria for "growth stocks," and that Mr. Schonberg engaged in a mutually beneficial scheme with a broker/dealer which resulted in artificial gains for certain securities in which the fund invested. Finally, the plaintiff claims that the fund improperly invested in securities that Mr. Schonberg had previously invested in. Plaintiff seeks compensatory damages, and costs and expenses for pursuing this litigation. On October 30, 1998, defendants filed a motion to dismiss. The motion to dismiss was granted in part, dismissing plaintiffs' breach of fiduciary duty claim.



The other action is pending in the United States District Court, Southern District of New York. The action was consolidated on November 12, 1998 from a number of complaints brought by persons and entities, on behalf of themselves and others who were shareholders of the fund and Dreyfus Aggressive Growth Fund (collectively, the "funds") between November 1, 1995 and June 8, 1998. Plaintiffs have also named as defendants the Dreyfus Premier Equity Funds, Inc., Dreyfus Growth and Value Funds, Inc., Dreyfus and Michael L. Schonberg. Plaintiffs allege Mr. Schonberg used his position as primary portfolio manager of the funds to purchase stocks for the funds that he and his acquaintances had previously purchased for themselves; the funds violated their own purported investment policy by failing to invest in "growth" and "capital appreciation" stocks; and the defendants disseminated false and misleading information regarding the nature of the stocks that would be purchased for the funds' portfolios, as well as Dreyfus' research capabilities and general oversight of the funds' investments. The plaintiffs seek, among other relief, rescissory or compensatory damages. On April 12, 1999, defendants filed a motion to dismiss. That motion has been fully briefed and was granted in part, dismissing plaintiffs' claims under the Investment Company Act of 1940. Plaintiffs have filed a Second Amended Complaint. A status conference is scheduled for February 1, 2000, before Judge Baer.


The Fund      5

<PAGE 5>


FINANCIAL HIGHLIGHTS


The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report. Since Class T shares are new, financial highlights information is not available for that class as of the date of this prospectus.


                                                                                            YEAR ENDED SEPTEMBER 30,

 CLASS A                                                                       1999        1998       1997      1996        1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            7.16      15.94    14.81      16.31      15.35

 Investment operations:  Investment income (loss) -- net                        (.08)(1)  (.12)(1)   (.33)      (.12)       .40

                         Net realized and unrealized gain (loss)
                         on investments                                         1.86     (8.66)      1.46       .01        1.23

 Total from investment operations                                               1.78     (8.78)      1.13      (.11)       1.63

 Distributions:          Dividends from investment income -- net                  --         --        --      (.28)      (.44)

                         Dividends from net realized gain on investments          --         --        --     (1.11)      (.23)

 Total distributions                                                              --         --        --     (1.39)      (.67)

 Net asset value, end of period                                                 8.94       7.16     15.94      14.81      16.31

 Total return (%)(2)                                                           24.86    (55.08)      7.63      (.71)      11.21
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA


 Ratio of operating expenses to average net assets (%)                          1.41       1.24      1.20       1.11       1.03


 Ratio of interest expense, loan commitment fees
 and dividends on securities sold short to average net assets (%)              .00(3)       .19       .47        .39        .08

 Ratio of net investment income (loss) to average net assets (%)               (.90)     (1.04)    (1.44)      (.66)       2.55

 Portfolio turnover rate (%)                                                  165.12     106.58     76.28     131.43     298.60
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                       134,027    120,782   405,599    480,638    572,077

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  EXCLUSIVE OF SALES CHARGE.          (3) AMOUNT REPRESENTS LESS THAN .01%.

                                                                                                  YEAR ENDED SEPTEMBER 30,

 CLASS B                                                                                   1999       1998      1997      1996(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                       7.01     15.74      14.73      14.84

 Investment operations:  Investment (loss) -- net                                       (.15)(2)  (.22)(2)      (.22)      (.10)

                         Net realized and unrealized gain (loss) on investments             1.81    (8.51)       1.23      (.01)

 Total from investment operations                                                           1.66    (8.73)       1.01      (.11)

 Net asset value, end of period                                                             8.67      7.01      15.74     14.73

 Total return (%)(3)                                                                       23.68   (55.46)       6.86      (.74)(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA


 Ratio of operating expenses to average net assets (%)                                      2.31      2.09       1.95     1.47(4)


 Ratio of interest expense and loan commitment fees to average net assets (%)              .00(5)      .19        .43      .49(4)

 Ratio of net investment (loss) to average net assets (%)                                 (1.81)    (1.89)     (2.22)    (1.40)(4)

 Portfolio turnover rate (%)                                                              165.12    106.58      76.28     131.43
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                       166        94        276         13

(1)  FROM JANUARY 3, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO SEPTEMBER 30, 1996.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.(

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  NOT ANNUALIZED.          (5 )AMOUNT REPRESENTS LESS THAN .01%.

6



<PAGE 6>

                                                                                              YEAR ENDED SEPTEMBER 30,

 CLASS C                                                                                  1999       1998      1997      1996(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                       7.06     15.76      14.83      14.84

 Investment operations:  Investment (loss) -- net(2)                                       (.15)     (.18)      (.37)      (.24)

                         Net realized and unrealized gain (loss) on investments             1.84    (8.52)       1.30        .23

 Total from investment operations                                                           1.69    (8.70)        .93      (.01)

 Net asset value, end of period                                                             8.75      7.06      15.76      14.83

 Total return (%)(3)                                                                       23.94   (55.20)       6.27   (.07)(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA


 Ratio of operating expenses to average net assets (%)                                      2.25      2.39       1.99     1.42(4)


 Ratio of interest expense and loan commitment fees to average net assets (%)              .00(5)      .07        .53      .47(4)

 Ratio of net investment (loss) to average net assets (%)                                 (1.70)    (1.90)     (2.37)  (1.32)(4)

 Portfolio turnover rate (%)                                                              165.12    106.58      76.28     131.43
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                        79        20          2          1

(1)  FROM JANUARY 3, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO SEPTEMBER 30, 1996.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  NOT ANNUALIZED.          (5 )AMOUNT REPRESENTS LESS THAN .01%.

                                                                                                  YEAR ENDED SEPTEMBER 30,

 CLASS R                                                                                  1999       1998      1997      1996(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                       7.16     16.02      14.84      14.84

 Investment operations:  Investment (loss) -- net                                           (.10)(2)  (.15)(2)   (.10)      (.02)

                         Net realized and unrealized gain (loss) on investments             1.87    (8.71)       1.28        .02

 Total from investment operations                                                           1.77    (8.86)       1.18         --

 Net asset value, end of period                                                             8.93      7.16      16.02      14.84

 Total return (%)                                                                          24.72   (55.31)       7.95         --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA


 Ratio of operating expenses to average net assets (%)                                      1.70      1.57        .76      .73(3)


 Ratio of interest expense and loan commitment fees to average net assets (%)              .00(4)      .16        .30      .35(3)

 Ratio of net investment (loss) to average net assets (%)                                 (1.16)    (1.30)      (.90)     (.56)(3)

 Portfolio turnover rate (%)                                                              165.12    106.58      76.28   131.43
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                        21         9         15          5

(1)  FROM JANUARY 3, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO SEPTEMBER 30, 1996.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.(

(3)  NOT ANNUALIZED.          (4 )AMOUNT REPRESENTS LESS THAN .01%.

The Fund      7

<PAGE 7>


Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC).

* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon

* CLASS B shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon

* CLASS C shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon

* CLASS R shares are designed for eligible institutions on behalf of their clients (individuals may not purchase these shares directly)

* CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a shorter-term investment horizon

Your financial representative can help you choose the share class that is appropriate for you.


Reduced Class A and Class T sales charge


LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period and pay the same sales charge as if all shares had been purchased at once.


RIGHT OF ACCUMULATION: lets you add the value of any shares in this fund or any other Dreyfus Premier fund, or any fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load (that you already own) to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

8



<PAGE 8>

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see if this may apply to you. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund you should consider buying Class A shares. Shareholders owning shares on November 30, 1996, may be eligible for lower sales loads.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                               Sales charge
                                                     deducted as a %                            as a % of your
Your investment                                      of offering price                          net investment
------------------------------------------------------------------------------------------------------------------------------------

                                                     Class               Class                  Class               Class
                                                     A                   T                      A                   T
------------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.

--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Time since you bought               investment or your redemption
the shares you are selling          (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY OR SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

Your Investment       9




<PAGE 9>

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

10

<PAGE 10>


DISTRIBUTIONS AND TAXES

THE FUND GENERALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.


FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-deferred account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------


Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on transactions


Except for tax-deferred accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.


The table also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.


SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from the fund into another
                                Dreyfus fund or certain
                                Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.



Your Investment       11






<PAGE 11>

SERVICES FOR FUND INVESTORS (CONTINUED)

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

12

<PAGE 12>


INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Name of Fund
P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900119276

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

          Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900119276

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.


ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 10)

Mail your request to: The Dreyfus Family of Funds P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment       13








<PAGE 13>

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing

           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900119276

* the fund name

* the share class

* your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 10).

Mail in your request to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

14








<PAGE 14>
[Application p1]

[Application p2]

NOTES

For More Information

Dreyfus Premier Aggressive Growth Fund

A series of Dreyfus Premier Equity Funds, Inc.
--------------------------------------

SEC file number:  811-2488

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 2000 Dreyfus Service Corporation
009P0200

--------------------------------------------------------------------------------

                       DREYFUS PREMIER EQUITY FUNDS, INC.

                     DREYFUS PREMIER AGGRESSIVE GROWTH FUND
                      DREYFUS PREMIER EMERGING MARKETS FUND
                     DREYFUS PREMIER GROWTH AND INCOME FUND
                       DREYFUS PREMIER MARKET NEUTRAL FUND

              CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES
                       STATEMENT OF ADDITIONAL INFORMATION
                                FEBRUARY 1, 2000
--------------------------------------------------------------------------------

      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Premier Aggressive Growth Fund, Dreyfus Premier Emerging Markets Fund, Dreyfus Premier Growth and Income Fund, and Dreyfus Premier Market Neutral Fund, each dated February 1, 2000 (each, a "Fund" and collectively, the "Funds") of Dreyfus Premier Equity Funds, Inc. (the "Company"), as each may be revised from time to time. To obtain a copy of the relevant Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

      The most recent Annual Report and Semi-Annual Report to Shareholders for each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.


                                TABLE OF CONTENTS
                                                                           Page

Description of the Company and Funds ......................................B-2
Management of the Company..................................................B-17
Management Arrangements....................................................B-24
How to Buy Shares..........................................................B-28
Distribution Plan and Shareholder Services Plan............................B-36
How to Redeem Shares.......................................................B-38
Shareholder Services.......................................................B-42
Determination of Net Asset Value...........................................B-47
Dividends, Distributions and Taxes.........................................B-48
Portfolio Transactions.....................................................B-50
Performance Information....................................................B-52
Information About the Company and Funds....................................B-54
Counsel and Independent Auditors...........................................B-56
Appendix...................................................................B-57

                      DESCRIPTION OF THE COMPANY AND FUNDS

      The Company is a Maryland corporation formed on April 30, 1974. Each Fund is a separate portfolio of the Company, an open-end management investment company, known as a mutual fund. Each of Dreyfus Premier Aggressive Growth Fund and Dreyfus Premier Market Neutral Fund is a diversified fund, which means that, with respect to 75% of the Fund's total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer. Each of Dreyfus Premier Emerging Markets Fund and Dreyfus Premier Growth and Income Fund is a non-diversified fund, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").

      The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.

      Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of each Fund's shares.

Certain Portfolio Securities

      The following information supplements and should be read in conjunction with each Fund's Prospectus.

      Depositary Receipts. (All Funds) A Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

      These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

      Convertible Securities. (All Funds) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock and, therefore, are deemed to be equity securities for purposes of the Funds' management policies. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

      Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

      Investment Companies. (All Funds) A Fund may invest in securities issued by other investment companies. Dreyfus Premier Emerging Markets Fund may invest in securities issued by closed-end investment companies which principally invest in securities in which it invests. Under the 1940 Act, a Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

      Foreign Government Obligations; Securities of Supranational Entities. (All Funds) A Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

      Illiquid Securities. (All Funds) A Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

      Warrants. (All Funds) A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. Each Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

      Zero Coupon Securities. (Dreyfus Premier Market Neutral Fund only) The Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

      Money Market Instruments. (All Funds) When the Manager determines that adverse market conditions exist, a Fund may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. The Fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

Investment Techniques

      The following information supplements and should be read in conjunction with each Fund's Prospectus.

      Leverage. (All Funds) Leveraging (that is, buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires a Fund to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

      A Fund may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. Except for these transactions, a Fund's borrowings generally will be unsecured.



      Short-Selling. (All Funds) In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. A Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns. With respect to each Fund, except Dreyfus Premier Market Neutral Fund, securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the relevant Fund's net assets. With respect to Dreyfus Premier Market Neutral Fund, the Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold exceeds 100% of the value of the Fund's net assets.

      Until a Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount that, together with the amount deposited with the broker as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

      Lending Portfolio Securities. (All Funds) A Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund continues to be entitled to payments in amounts equal to the dividends, interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% (10% in the case of Dreyfus Premier Aggressive Growth Fund) of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In connection with its securities lending transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

      Although Dreyfus Premier Growth and Income Fund may lend its portfolio securities as described above, it currently has no intention of engaging in such transactions.

      Foreign Currency Transactions. (All Funds, except Dreyfus Premier Market Neutral Fund) A Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

      Foreign currency transactions may involve, for example, a Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive. A Fund's success in these transactions will depend principally on the ability of the Manager to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

      Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

      Derivatives. (All Funds) Each Fund may invest in, or enter into, derivatives, such as options and futures, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

      Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund's performance.

      If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

      Although neither the Company nor any Fund will be a commodity pool, certain derivatives subject the Funds to the rules of the Commodity Futures Trading Commission which limit the extent to which a Fund can invest in such derivatives. A Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, no Fund may invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

      Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Futures Transactions--In General. (All Funds) A Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include commodities which are traded on domestic exchanges or those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

      Engaging in these transactions involves risk of loss to a Fund which could adversely affect the value of the Fund's net assets. Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

      Successful use of futures by a Fund also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the position being hedged and the price movements of the futures contract. For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Fund may have to sell such securities at a time when it may be disadvantageous to do so.

      Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

Specific Futures Transactions. A Fund may purchase and sell stock index futures contracts. A stock index future obligates a Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

      A Fund may purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

      Dreyfus Premier Growth and Income Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

Options--In General. (All Funds) A Fund may purchase call and put options and write (i.e., sell) covered call and put options. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

      A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

      There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. A Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

      A Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

      A Fund may purchase cash-settled options on equity index swaps in pursuit of its investment objective. Equity index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

      Successful use by a Fund of options will be subject to the ability of the Manager to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent such predictions are incorrect, a Fund may incur losses.

      Swap Agreements. (Dreyfus Premier Market Neutral Fund) Dreyfus Premier Market Neutral Fund may enter into equity, interest rate and index swap agreements in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate), or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

      Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The risk of loss with respect to swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

      Future Developments. (All Funds) A Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.

      Forward Commitments. (All Funds) A Fund may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment but the Fund does not make a payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

      Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

Investment Considerations and Risks

      Foreign Securities. (All Funds) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

      Because evidences of ownership of foreign securities usually are held outside the United States, a Fund investing in such securities will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by a Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors have no access to the Fund.

      Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Funds have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

      Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

      Lower Rated Securities. (Dreyfus Premier Growth and Income Fund and Dreyfus Premier Emerging Markets Fund) Each of these Funds is permitted to invest in higher yielding (and, therefore, higher risk) debt securities (convertible debt securities with respect to Dreyfus Premier Growth and Income
Fund). These securities include those rated below Baa by Moody's Investors Service, Inc. ("Moody's") and below BBB by Standard & Poor's Ratings Group ("S&P"), Fitch IBCA, Inc. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff," and with the other rating agencies, the "Rating Agencies") and as low as Caa by Moody's or CCC by S&P, Fitch or Duff with respect to Dreyfus Premier Growth and Income Fund, and as low as the lowest rating assigned by the Rating Agencies with respect to Dreyfus Premier Emerging Markets Fund. These securities are commonly known as junk bonds and may be subject to certain risks and to greater market fluctuations than lower yielding investment grade securities. These securities are considered by the Rating Agencies to be, on balance, predominantly speculative as to the payment of principal and interest and generally involve more credit risk than investment grade securities. The retail market for these securities may be less liquid than that of investment grade securities. Adverse market conditions could make it difficult for the Fund to sell these securities or could result in the Fund obtaining lower prices for these securities which would adversely affect the Fund's net asset value. See "Appendix" for a general description of the Rating Agencies' ratings. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. These Funds will rely on the Manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer.

      Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

      Because there is no established retail secondary market for many of these securities, a Fund may be able to sell such securities only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and a Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

      These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

      A Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. No Fund has any arrangement with any persons concerning the acquisition of such securities, and the Manager will review carefully the credit and other characteristics pertinent to such new issues.

      Market Neutral Investing. (Dreyfus Premier Market Neutral Fund) Dreyfus Premier Market Neutral Fund seeks to minimize the risks associated with investing in the general equity market, but an investment in the Fund may involve more risk than an investment in a mutual fund not engaging in the sophisticated hedging transactions of this Fund. It is possible that the Fund's long positions will decline in value at the same time the value of the securities sold short increases, thereby increasing the potential for loss. It also is possible that a particular securities position will not have the anticipated effect on exposure to market risk or that the particular combination of securities held long and those sold short by the Fund will fail to insulate the Fund from general equity market risk as anticipated.

      Under normal circumstances, the Fund will have substantial short positions so as to neutralize its long positions. To establish a short position, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. The Fund may not always be able to borrow a security it wants to sell short and thus will lose the opportunity to benefit from its strategy. There also is the risk that the Fund will be unable to close out a short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold.

      Simultaneous Investments. (All Funds) Investment decisions for each Fund are made independently from those of the other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions

      Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, the Funds have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.

      Dreyfus Premier Growth and Income Fund, Dreyfus Premier Emerging Markets Fund and Dreyfus Premier Market Neutral Fund. Each of these Funds has adopted investment restrictions numbered 1 through 8 as fundamental policies, and Dreyfus Premier Market Neutral Fund only has adopted investment restriction numbered 15 as an additional fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting shares. Investment restrictions numbered 9 through 14 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. None of these Funds may:

      1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      2. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

      3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

      4. Borrow money, except to the extent permitted under the 1940 Act
(which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

      5. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board.

      6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

      7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 2, 4, 11 and 12 may be deemed to give rise to a senior security.

      8. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

      9. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessor) if such purchase would cause the value of the Fund's investments in all such companies to exceed 5% of the value of its total assets.

      10. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

      11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

      12. Purchase, sell or write puts, calls or combinations thereof, except as described in the Fund's Prospectus and Statement of Additional Information.

      13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

      14. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

      The following investment restriction numbered 15 is a fundamental policy and applies only to Dreyfus Premier Market Neutral Fund. Dreyfus Premier Market Neutral Fund may not:

      15. With respect to 75% of the value of its total assets, invest more than 5% of its assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of such issuer except for securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, which may be purchased without limitation.

                                      * * *

      Dreyfus Premier Aggressive Growth Fund only. The Fund has adopted investment restrictions numbered 1 through 12 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restriction number 13 is not a fundamental policy and may be changed by vote of a majority of the Company's Board members at any time. Dreyfus Premier Aggressive Growth Fund may not:

      1. Purchase the securities of any issuer if such purchase would cause more than 5% of the value of its total assets to be invested in securities of any one issuer (except securities of the United States Government or any instrumentality thereof) nor purchase more than 10% of the voting securities of any one issuer.

      2. Purchase securities of any company having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such companies to exceed 5% of the value of its assets.

      3. Purchase securities of other investment companies, except as they may be acquired by purchase in the open market involving no commissions or profits to a sponsor or dealer (other than the customary broker's commission) or except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      4. Purchase or retain the securities of any issuer if those officers or directors of the Company or the Manager owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

      5. Purchase, hold or deal in commodities or commodity contracts, except as set forth in the Fund's Prospectus and Statement of Additional Information, or in real estate (except for corporate office purposes), but this shall not prohibit the Fund from investing in marketable securities of companies engaged in real estate activities or investments.

      6. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

      7. Lend any funds or other assets, except through the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities or the purchase of bankers' acceptances and commercial paper of corporations. However, the Company's Board may, on the request of broker-dealers or other institutional investors which it deems qualified, authorize the Fund to lend securities, but only when the borrower pledges cash collateral to the Fund and agrees to maintain such collateral so that it amounts at all times to at least 100% of the value of the securities. Such security loans will not be made if, as a result, the aggregate of such loans exceeds 10% of the value of the Fund's total assets.

      8. Act as an underwriter of securities of other issuers.

      9. Purchase from or sell to any of the Company's officers or directors or firms of which any of them are members any securities (other than capital stock of the Company).

      10. Invest in the securities of a company for the purpose of management or the exercise of control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its own views.

      11. Engage in the purchase and sale of put and call options or in writing such options, except as set forth in the Fund's Prospectus and Statement of Additional Information.

      12. Concentrate its investments in any particular industry or industries, except that the Fund may invest as much as 25% of the value of its total assets in a single industry.

      13. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

                                            * * *

      If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.


                            MANAGEMENT OF THE COMPANY

      The Company's Board is responsible for the management and supervision of each Fund. The Board approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

        The Dreyfus Corporation........................    Investment Adviser
        Premier Mutual Fund Services, Inc..............    Distributor
        Dreyfus Transfer, Inc..........................    Transfer Agent
        Mellon Bank, N.A...............................    Custodian for Dreyfus Premier Aggressive
                                                           Growth Fund and Dreyfus Premier Growth
                                                           and Income Fund
        The Bank of New York...........................    Custodian for Dreyfus Premier Emerging Markets
                                                           Fund
        Custodial Trust Company........................    Custodian for Dreyfus Premier Market Neutral
                                                           Fund

      Board members and officers of the Company, together with information as to their principal business occupations during at least the last five years, are shown below.

Board Members of the Company


JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995, Chairman of the
      Board of various funds in the Dreyfus Family of Funds. He is a director of The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, Career Blazers, Inc. (formerly, Staffing Resources, Inc.), a temporary placement agency, and Century Business Services, Inc., a provider of various outsourcing functions for small and medium sized companies. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager and, until August 24, 1994, the Company's distributor. From August 1994 until December 31, 1994, he was a director of Mellon Bank Corporation. He is 56 years old and his address is 200
      Park Avenue, New York, New York 10166.

DAVID P. FELDMAN, Board Member. A director of several mutual funds in the 59
      Wall Street Mutual Funds Group and of The Jeffrey Company, a private investment company. He was employed by AT&T from July 1961 to his retirement in May 1997, most recently serving as Chairman and Chief Executive Officer of AT&T Investment Management Corporation. He is 60 years old and his address is 466 Lexington Avenue, New York, New York 10017.


JOHN M. FRASER, JR., Board Member. Retired President of Fraser Associates, a service company. From September 1975 to June 1978, he was Executive Vice President of Flagship Cruises, Ltd. Prior thereto, he was Senior Vice President and Resident Director of the Swedish-American Line for the United States and Canada. He is 78 years old and his address is 133 East 64th Street, New York, New York 10021.

ROBERT R. GLAUBER, Board Member. Research Fellow, Center for Business and
      Government at the John F. Kennedy School of Government, Harvard University, since January 1992. Mr. Glauber was Under Secretary of the Treasury for Finance at the U.S. Treasury Department, from May 1989 to January 1992. For more than five years prior thereto, he was a Professor of Finance at the Graduate School of Business Administration of Harvard University and, from 1985 to 1989, Chairman of its Advanced Management Program. He is Chairman of the Measurisk Group, a risk measurement advisory and software development firm, co-Chairman of the Investment Committee, Massachusetts State Retirement Fund, and is also a director of The Dun & Bradstreet Corp., Exel Limited, a Bermuda based insurance company, Cooke and Bieler, Inc., investment counselors, National Association of Securities Dealers, NASD Regulation, Inc. and the Federal Reserve Bank of Boston. He is 60 years old and his address is 79 John F. Kennedy Street, Cambridge, Massachusetts 02138.


JAMES F. HENRY, Board Member. President of the CPR Institute for Dispute
      Resolution, a non-profit organization principally engaged in the development of alternatives to business litigation. He was a partner of the law firm of Lovejoy, Wasson & Ashton from January 1977 to September 1979. He was President and a director of the Edna McConnell Clark Foundation, a philanthropic organization, from September 1971 to December 1976. He is 69 years old and his address is c/o CPR Institute for Dispute Resolution, 366 Madison Avenue, New York, New York 10017.


ROSALIND GERSTEN JACOBS, Board Member. Merchandise and marketing consultant.
      From 1997 to 1998, she was a Director of Merchandise and Marketing for Corporate Property Investors, a real estate investment company. From 1974 to 1976, she was owner and manager of a merchandise and marketing consulting firm. Prior to 1974, she was a Vice President of Macy's New York. She is 74 years old and her address is c/o Corporate Property Investors, 305 East 47th Street, New York, New York 10017.


DR. PAUL A. MARKS, Board Member. President and Chief Executive Officer of
      Memorial Sloan-Kettering Cancer Center. He is also director emeritus of Pfizer, Inc., a pharmaceutical company, where he served as director from 1978 to 1996; and a director of Tularik, Inc., a biotechnology company, and Genos, Inc., a genomics company. He was Vice President for Health Sciences and Director of the Cancer Center at Columbia University from 1973 to 1980; and Professor of Medicine and of Human Genetics and Development at Columbia University from 1968 to 1982. He was a director of Life Technologies, Inc., a life science company producing products for cell and molecular biology and microbiology, from 1986 to 1996. He is 73 years old and his address is c/o Memorial Sloan-Kettering Cancer Center, 1275 York Avenue, New York, New York 10021.

DR. MARTIN PERETZ, Board Member. Editor-in-Chief of The New Republic magazine and a lecturer in Social Studies at Harvard University, where he has been a member of the faculty since 1965. He is a trustee of The Center for Blood Research at the Harvard Medical School; and the Academy for Liberal Education, an accrediting agency for colleges and universities certified by the U.S. Department of Education; and a director of LeukoSite Inc., a biopharmaceutical company. Dr. Peretz is also a Co-Chairman of The Street.com, a financial daily on the Web. From 1988 to 1989, he was a director of Bank Leumi Trust Company of New York, and from 1988 to 1991, he was a director of Carmel Container Corporation. He is 60 years old and his address is c/o The New Republic, 1220 19th Street, N.W., Washington, D.C. 20036.

BERT W. WASSERMAN, Board Member. Financial Consultant. He is also a director of
      Malibu Entertainment International, Inc., the Lillian Vernon Corporation and Winstar Communications, Inc. From January 1990 to March 1995, Executive Vice President and Chief Financial Officer, and, from January 1990 to March 1993, a director of Time Warner Inc.; from 1981 to 1990, he was a member of the office of the President and a director of Warner Communications, Inc. He is 67 years old and his address is 126 East 56th Street, Suite 12 North, New York, New York 10022-3613.


      The Company has a standing nominating committee comprised of its Board members who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Company for election to the Company's Board.


      The Company typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Company for the fiscal year ended September 30, 1999, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation)* for the year ended December 31, 1999, is as follows:


                                                      Total Compensation
                                                     From Company and Fund
   Name of Board Member   Aggregate Compensation     Complex Paid to Board
                              From Company**                Member
------------------------  ----------------------     ---------------------


Joseph S. DiMartino                $8,750                $642,177 (189)

David P. Feldman                   $7,000                $118,875 (55)

John M. Fraser, Jr.                $7,000                $ 78,000 (41)

Robert R. Glauber                  $7,000                $ 94,250 (40)

James F. Henry                     $7,000                $ 53,750 (28)

Rosalind Gersten Jacobs            $7,000                $ 92,250 (44)

Irving Kristol+                    $7,000                $ 50,250 (28)

Dr. Paul A. Marks                  $6,500                $ 53,750 (28)

Dr. Martin Peretz                  $7,000                $ 54,500 (28)

Bert W. Wasserman                  $7,000                $ 53,750 (28)


-----------------
* Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board member serves.
** Amount does not include reimbursed expenses for attending Board meetings, which amounted to $4,557 for all Board members as a group.

+       Board member Emeritus since January 22, 2000.


Officers of the Company


MARIE E. CONNOLLY, President and Treasurer. President, Chief Executive Officer,
      Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc., and an officer of other investment companies advised or administered by the Manager. She is 42 years old.

MARGARET W. CHAMBERS, Vice President and Secretary. Senior Vice President and
      General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. She is 40 years old.

*FREDERICK C. DEY, Vice President, Assistant Treasurer and Assistant Secretary.
      Vice President, New Business Development of Funds Distributor, Inc. since September 1994, and an officer of other investment companies advised or administered by the Manager. He is 38 years old.

STEPHANIE D. PIERCE, Vice President, Assistant Treasurer and Assistant
      Secretary. Vice President of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was Second Vice President with Chase Manhattan Bank. She is 31 years old.






MARY A. NELSON, Vice President and Assistant Treasurer. Vice President of the
      Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. She is 35 years old.

*GEORGE A. RIO, Vice President and Assistant Treasurer. Executive Vice President and Client Service Director of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. He is 44 years old.

JOSEPH F. TOWER, III, Vice President and Assistant Treasurer. Senior Vice
      President, Treasurer, Chief Financial Officer and a director of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. He is 37 years old.

DOUGLAS C. CONROY, Vice President and Assistant Secretary. Assistant Vice
      President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. He is 30 years old.


*KAREN JACOPPO-WOOD, Vice President and Assistant Secretary. Vice President and
      Senior Counsel of Funds Distributor, Inc. since February 1997, and an officer of other investment companies advised or administered by the Manager. From June 1994 to January 1996, she was Manager of SEC Registration at Scudder, Stevens & Clark, Inc. She is 32 years old.


CHRISTOPHER J. KELLEY, Vice President and Assistant Secretary. Vice President and Senior Associate General Counsel of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1994 to July 1996, he was Assistant Counsel at Forum Financial Group. He is 35 years old.

KATHLEEN K. MORRISEY, Vice President and Assistant Secretary. Manager of
      Treasury Services Administration of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. She is 27 years old.

ELBA VASQUEZ, Vice President and Assistant Secretary. Assistant Vice President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York where she held various sales and marketing positions. She is 38 years old.


      The address of each officer of the Fund is 200 Park Avenue, New York, New York 10166, except those officers indicated by (*), whose address is 60 State Street, Boston, Massachusetts 02109.


      The Company's Board members and officers, as a group, owned less than 1% of each Fund's voting securities outstanding on January 6, 2000.

      The following shareholders owned of record, 5% or more of the outstanding voting securities of the indicated Funds on January 6, 2000: Dreyfus Premier Aggressive Growth Fund-Class B Shares: MLPF & S for the Sole Benefit of its Customers, ATTN: Fund Administration, 4800 Deer Lake Dr. E., Jacksonville, FL 32246-6484 - 30.80%; Ronald E. Giddens, PA, Profit Sharing Plan, W. Palm Beach, FL 33415 - 6.08%; NFSC F/E/B/O, The Bernard Sachs Residuary TR, Rena Sachs and Vicki McClellan, U/A 10/01/93, Toms River, NJ 08753 - 5.57%; Class C Shares:
Richard R. Stocker & Carol Ann Palenzona JTWROS, Plantation, FL 33317-8201 - 45.09%; PaineWebber for the Benefit of Brian James Leopold, Bergenfield, NJ 07621-2533 - 12.36%; PaineWebber for the Benefit of John K. Powell and Judith H. Powell, Co-TTEES of the River Place Condos, Naperville, IL 60540 - 10.65%; Dain Rauscher Cust, C. Ed Brooks, The Colony ISD 403(B), Carrollton, TX 75007-2410 - 9.29%; PaineWebber for the Benefit of Evelyn P. Giedraitis, Tod Andrea Ilona Giedraitis, and Sonja Giedraitis, Chicago, IL 60652-3625 - 5.58%; Class R
Shares: US Clearing Corp., F/B/0 917-10036-10, 26 Broadway, New York, NY 10004-1798 - 49.31%; Open Payment Technologies, Inc., Profit Sharing Plan & Trust Agreement, 7500 N. Dreamy Draw Dr., Ste. 210, Phoenix, AZ 85020-4669 - 35.08%; Dreyfus Trust Company, Custodian, F/B/O Darlene Daigger, Under SEP-IRA Plan, Joliet, IL 60435-4347 - 6.68%; Premier Mutual Fund Services, Inc., ATTN:
Paul Prescott, 60 State St., Suite 1300, Boston, MA 02109-1803 - 5.89%; Dreyfus Premier Emerging Markets Fund-Class A Shares: MLPF & S For the Sole Benefit of its Customers, Attn: Fund Administration, 4800 Deer Lake Drive, E., Fl. 3, Jacksonville, FL 32246-6484 - 24.32%; MBCIC, c/o Mellon Bank, ATTN: Michael Botsford, 919 N. Market St., Wilmington, DE 19801-3023 - 21.23%; Robert J. Gevers and James A. Baker, Madrid, Spain - 7.81%; Class B Shares: MLPF & S For the Sole Benefit of its Customers, ATTN: Fund Administration, 4700 Deer Lake Dr. E., Jacksonville, FL 32246-6484 - 18.30%; MBCIC, c/o Mellon Bank, ATTN: Michael Botsford, 919 N. Market St., Wilmington, DE 19801-3023 - 6.63%; PaineWebber for the Benefit of PaineWebber CDN F/B/O, John W. Coryell, Weehawken, NJ 07087-8154
- 5.96%; Class C Shares: MLPF & S For the Sole Benefit of its Customers, ATTN:
Fund Administration, 4800 Deer Lake Dr. E., Jacksonville, FL 32246-6484 - 43.20%; MBCIC, c/o Mellon Bank, ATTN: Michael Botsford, 919 N. Market St., Wilmington, DE 19801-3023 - 14.82%; Richard R. Stocker & Carol Ann Palenzona JTWROS, Plantation, FL 33317-8201 - 9.03%; Donaldson Lufkin Jenrette Securities Corporation, Inc., P.O. Box 2052, Jersey City, NJ 07303-9998 - 6.12%; PaineWebber For the Benefit of Robert F. Culbertson, III, Pamela C. Culbertson, JTWROS, Pittsburgh, PA 15235-5108 - 6.10%; Class R Shares: MBCIC, c/o Mellon Bank, ATTN: Michael Botsford, 919 N. Market St., Wilmington, DE 19801-3023 - 69.34%; Mac & Co., PO Box 534005, Pittsburgh, PA 15253 - 15.63%; Mac & Co., PO
Box 534005, Pittsburgh, PA 15253 - 13.79%; Dreyfus Premier Growth and Income Fund-Class B Shares: MLPF & S For the Sole Benefit of its Customers, ATTN: Fund Administration, 4800 Deer Lake Dr. E., Jacksonville, FL 32246-6484 - 6.17%; Class C Shares: MLPF & S For the Sole Benefit of its Customers, ATTN: Fund Administration, 4800 Deer Lake Dr. E., Jacksonville, FL 32246-6484 - 23.62%; Class R Shares: Follmer Rudzewicz & Co., PC Employees Profit Sharing Plan, F/B/O David M. Gustkey, Mesa, AZ 85215-1064 - 18.79%; Follmer Rudzewicz & Co., PC Employees Profit Sharing Plan, F/B/O Judith A. Brooks, Fenton, MI 48430-3225 - 12.95%; Follmer Rudzewicz & Co., PC Employees Profit Sharing Plan, F/B/O Diane
M. Dherckers, Sterling Heights, MI 48310-1794 - 12.39%; Follmer Rudzewicz & Co., PC Employees Profit Sharing Plan, F/B/O Peter E. Meagher, III, White Lake, MI 48386-3554 - 9.78%; Dreyfus Trust Co., Custodian F/B/O George E. Mangarelli, Under IRA Plan, Kalamazoo, MI 49009-8570 - 6.87%; Dreyfus Trust Co., Custodian, F/B/O Catherine A. Mangarelli, Under IRA Plan, Kalamazoo, MI 49009-8570 - 6.87%; Follmer Rudzewicz & Co., PC Employees Profit Sharing Plan, F/B/O Timothy J. Caughlin, Rochester Hills, MI 48309 - 6.67%; Dreyfus Premier Market Neutral Fund-Class A Shares: MBCIC, c/o Mellon Bank, ATTN: Michael Botsford, 919 N. Market St., Wilmington, DE 19801-3023 - 98.74%; Class B Shares: MBCIC, c/o Mellon Bank, , ATTN: Michael Botsford, 919 N. Market St., Wilmington, DE 19801-3023 - 99.82%; Class C Shares: MBCIC, c/o Mellon Bank, ATTN: Michael Botsford, 919 N. Market St., Wilmington, DE 19801-3023 - 98.54%; Class R Shares:
MBCIC, c/o Mellon Bank, ATTN: Michael Botsford, 919 N. Market St., Wilmington, DE 19801-3023 - 89.91%; E*Trade Securities, Inc., Andrew A. Greenstein, West Sacramento, CA 95798-9030 - 10.09%. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of that Fund.


                             MANAGEMENT ARRANGEMENTS

      Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended.

      The Manager provides management services pursuant to a Management Agreement (the "Agreement") between the Manager and the Company. As to each Fund, the Agreement is subject to annual approval by (i) the Company's Board or
(ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Company's Board or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).


     The  following  persons  are  officers  and/or  directors  of the  Manager:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman-Institutional and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; William T. Sandalls, Jr., Executive Vice President; Stephen R. Byers, Senior Vice President; Mark N. Jacobs, Vice
President, General Counsel and Secretary; Diane P. Durnin, Vice President-Product Development; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Ray Van Cott, Vice President-Information Systems; Theodore A. Schachar, Vice President-Tax; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliott, Martin C. McGuinn, Richard W. Sabo and Richard F. Syron, directors.

      The Manager manages each Fund's investments in accordance with the stated policies of such Fund, subject to the approval of the Company's Board. The Manager is responsible for investment decisions, and provides the Funds with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Funds' portfolio managers are John S. Cone, David Jiang and John J. Nagorniak (with respect to Dreyfus Premier Market Neutral Fund), Daniel Beneat (with respect to Dreyfus Premier Emerging Markets Fund), Timothy Ghriskey and Douglas D. Ramos (with respect to Dreyfus Premier Growth and Income
Fund), Robert Ammann and Kevin Sonnett (with respect to Dreyfus Premier Aggressive Growth Fund). The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Funds and for other funds advised by the Manager.


      Mellon Bank, N.A., the Manager's parent, and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a fund. The Manager has informed the Company that in making its investment decisions it does not obtain or use material inside information that Mellon Bank, N.A. or its affiliates may possess with respect to such issuers.

      The Manager has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by the Manager's employees does not disadvantage any fund managed by the Manager. Under the Policy, the Manager's employees must preclear personal transactions in securities not exempt under the Policy. In addition, the Manager's employees must report their personal securities transactions and holdings, which are reviewed for compliance with the Policy. In that regard, the Manager's portfolio managers and other investment personnel also are subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel of the Manager who comply with the Policy's preclearance and disclosure procedures and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

      The Manager maintains office facilities on behalf of the Company, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Company. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fees paid by the Funds. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

      All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by the Manager. The expenses borne by the Company include: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or any of its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of registrars and custodians, transfer and dividend disbursing agents' fees, outside auditing and legal expenses, costs of maintaining the Company's existence, costs attributable to investor services, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses. In addition, Class B, Class C and Class T shares are subject to an annual distribution fee and Class A, Class B, Class C and Class T shares are subject to an annual service fee. See "Distribution Plan and Shareholder Services Plan." Expenses attributable to a particular Fund are charged against the assets of that Fund; other expenses of the Company are allocated among the Funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each Fund.


      As compensation for the Manager's services to the Company, the Company has agreed to pay the Manager a monthly management fee at the annual rate of .75% of the value of Dreyfus Premier Aggressive Growth Fund's and Dreyfus Premier Growth and Income Fund's average daily net assets, 1.25% of the value of Dreyfus Premier Emerging Markets Fund's average daily net assets, and 1.50% of the value of Dreyfus Premier Market Neutral Fund's average daily net assets. For the fiscal years and/or periods ended September 30, 1997, 1998 and 1999, as applicable, the management fees payable by each indicated Fund, the amounts waived by the Manager, and the actual net fees paid by each Fund, were as follows:



Name of Fund                Management Fee Payable                    Reduction in Fee                    Net Fee Paid
---------------         -------------------------------          -------------------------        ----------------------------
                     1997            1998            1999         1997        1998     1999      1997        1998          1999
                     ----            ----            ----        ----         ----     ----      ----        ----          ----

Dreyfus Premier      $3,168,792      $1,904,346      $978,698    $      0     $     0  $     0   $3,168,792  $1,904,346    $978,698
Aggressive
Growth Fund

Dreyfus Premier             N/A      $   10,583(1)   $ 24,189         N/A     $10,583  $24,189          N/A  $        0    $      0
Emerging
Markets Fund



Dreyfus Premier      $  736,630      $  865,004      $750,112    $104,847     $15,082  $     0   $  631,783  $  849,922    $750,112
Growth and
Income Fund




Dreyfus Premier             N/A      $   18,944(2)   $ 68,017         N/A     $18,944  $68,017         N/A   $        0    $      0
Market Neutral
Fund



-------------------------

(1)   For the period March 31, 1998 (commencement of operations) through September 30, 1998.
(2)   For the period June 29, 1998 (commencement of operations) through September 30, 1998.


      The Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed, with respect to Class A of Dreyfus Premier Aggressive Growth Fund, 1-1/2% of the average value of such Fund's net assets attributable to its Class A shares or, with respect to each other Class of Dreyfus Premier Aggressive Growth Fund and with respect to each other Fund, the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

      The aggregate of the fees payable to the Manager is not subject to reduction as the value of a Fund's net assets increases.

      Distributor. Premier Mutual Fund Services, Inc., located at 60 State Street, Boston, Massachusetts 02109, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Company which is renewable annually.


      With respect to Dreyfus Premier Aggressive Growth Fund, for the fiscal years ended September 30, 1997, 1998 and 1999, the Distributor retained $6,161, $16,473 and $1,874, respectively, from sales loads on Class A shares. For the same periods, the Distributor retained $3,347, $1,774 and $5,100 from contingent deferred sales charges ("CDSC") on Class B shares and $699, $0 and $7 from the CDSC on Class C shares of Dreyfus Premier Aggressive Growth Fund. With respect to Dreyfus Premier Growth and Income Fund, for the fiscal years ended September 30, 1997, 1998 and 1999, the Distributor retained $73,407, $17,593 and $9,742, respectively, from sales loads on Class A shares. For the same periods, the Distributor retained $247,893, $274,226 and $239,511 from the CDSC on Class B shares and $7,050, $3,377 and $3,180 from the CDSC on Class C shares of Dreyfus Premier Growth and Income Fund. With respect to Dreyfus Premier Emerging Markets Fund, for the period from March 31, 1998 to September 30, 1998 and for the fiscal year ended September 30, 1999, the Distributor retained $0 and $770 from sales loads on Class A shares, $0 and $27 from the CDSC on Class B shares and $0 and $0 from the CDSC on Class C shares. With respect to Dreyfus Premier Market Neutral Fund, for the period from June 29, 1998 to September 30, 1998 and for the fiscal year ended September 30, 1999, the Distributor retained $0 and $548 from sales loads on Class A shares, $1,943 and $1,703 from the CDSC on Class B shares and $0 and $0 from the CDSC on Class C shares.


      The Distributor may pay dealers a fee based on the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Generally, the fee paid to dealers will not exceed 1% of the amount invested through such dealers. The Distributor, however, may pay dealers a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from a Fund, including past profits or any other source available to it.

      The Distributor, at its expense, may provide promotional incentives to dealers that sell shares of funds advised by the Manager which are sold with a sales load. In some instances, those incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares.

      Pursuant to an agreement between Dreyfus Service Corporation and the Distributor, Dreyfus Service Corporation assumed the Distributor's responsibility for paying commissions to Service Agents for selling Fund shares. The proceeds of the CDSC and the Distribution Plan fees, in part, are paid to Dreyfus Service Corporation to defray these expense.

      Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and is reimbursed for certain out-of-pocket expenses.

      Mellon Bank, N.A., the Manager's parent, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of the investments of Dreyfus Premier Aggressive Growth Fund and Dreyfus Premier Growth and Income Fund. The Bank of New York, 100 Church Street, New York, New York 10286, acts as custodian of the investments of Dreyfus Premier Emerging Markets Fund. Custodial Trust Company, Princeton, New Jersey, acts as custodian of the investments of Dreyfus Premier Market Neutral Fund. Under a separate custody agreement with the Company, each custodian holds the relevant Funds' securities and keeps all necessary accounts and records. For its custody services, each custodian receives a monthly fee based on the market value of the relevant Funds' assets held in custody and receives certain securities transactions charges.


                                HOW TO BUY SHARES


      General. Class A shares, Class B shares, Class C shares and Class T shares may be purchased only by clients of certain financial institutions (which may include banks), securities dealers ("Selected Dealers") and other industry professionals (collectively, "Service Agents"), except that full-time or part-time employees the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Service Agent.


      Class R shares are offered only to institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"). The term "Retirement Plans" does not include IRAs or IRA "Rollover Accounts." Class R shares may be purchased for a Retirement Plan only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

      When purchasing Fund shares, you must specify which Class is being purchased. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Company reserves the right to reject any purchase order.

      Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the relevant Fund's Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard.

      The minimum initial investment is $1,000. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. The Company reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

      The Internal Revenue Code of 1986, as amended (the "Code"), imposes various limitations on the amount that may be contributed to certain Retirement Plans. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

      Fund shares also may be purchased through Dreyfus-Automatic Asset Builder(R), Dreyfus Government Direct Deposit Privilege and Dreyfus Payroll Savings Plan described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

      Fund shares are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each day the New York Stock Exchange is open for business. For purposes of determining net asset value, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. Each Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Company's Board. For further information regarding the methods employed in valuing the Funds' investments, see "Determination of Net Asset Value."

      If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on a business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on the next business day, except where shares are purchased through a dealer as provided below.

      Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee by the close of its business day (normally 5:15 p.m., New York time) will be based on the public offering price per share determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.


      Class A Shares. The public offering price for Class A shares is the net asset value per share of Class A plus, except for shareholders beneficially owning Class A shares of a Fund on November 30, 1996, or shares of Dreyfus Premier Aggressive Growth Fund on December 31, 1995, a sales load as shown below:



                                                TOTAL CLASS A SALES LOAD
                                           -----------------------------------
                                                                                     DEALERS'
AMOUNT OF TRANSACTION                                                              REALLOWANCE
---------------------                        AS A % OF            AS A % OF          AS A % OF
                                          OFFERING PRICE       NET ASSET VALUE       OFFERING
                                              PER SHARE            PER SHARE           PRICE
                                           ---------------      ---------------     -------------

Less than $50,000........................       5.75                 6.10               5.00
$50,000 to less than $100,000............       4.50                 4.70               3.75
$100,000 to less than $250,000...........       3.50                 3.60               2.75
$250,000 to less than $500,000...........       2.50                 2.60               2.25
$500,000 to less than $1,000,000.........       2.00                 2.00               1.75
$1,000,000 or more.......................       -0-                  -0-                -0-

      For shareholders who beneficially owned Class A shares of a Fund on November 30, 1996, the public offering price for Class A shares of such Fund, is the net asset value per share of Class A plus, except for shareholders beneficially owning shares of Dreyfus Premier Aggressive Growth Fund on December
31, 1995, a sales load as shown below:


                                                TOTAL CLASS A SALES LOAD
                                           -----------------------------------
                                                                                     DEALERS'
AMOUNT OF TRANSACTION                                                              REALLOWANCE
---------------------                        AS A % OF            AS A % OF          AS A % OF
                                          OFFERING PRICE       NET ASSET VALUE       OFFERING
                                              PER SHARE            PER SHARE           PRICE
                                           ---------------      ---------------     -------------


Less than $50,000........................       4.50                 4.70               4.25
$50,000 to less than $100,000............       4.00                 4.20               3.75
$100,000 to less than $250,000...........       3.00                 3.10               2.75
$250,000 to less than $500,000...........       2.50                 2.60               2.25
$500,000 to less than $1,000,000.........       2.00                 2.00               1.75
$1,000,000 or more.......................       -0-                  -0-                -0-

      For shareholders who beneficially owned shares of Dreyfus Premier
Aggressive Growth Fund on December 31, 1995, the public offering price for Class
A shares of Dreyfus Premier Aggressive Growth Fund is the net asset value per share of Class A plus a sales load as shown below:



                                                TOTAL CLASS A SALES LOAD
                                           -----------------------------------
                                                                                     DEALERS'
AMOUNT OF TRANSACTION                                                              REALLOWANCE
---------------------                        AS A % OF            AS A % OF          AS A % OF
                                          OFFERING PRICE       NET ASSET VALUE       OFFERING
                                              PER SHARE            PER SHARE           PRICE
                                           ---------------      ---------------     -------------


Less than $100,000.......................       3.00                 3.10               2.75
$100,000 to less than $250,000...........       2.75                 2.80               2.50
$250,000 to less than $500,000...........       2.25                 2.30               2.00
$500,000 to less than $1,000,000.........       2.00                 2.00               1.75
$1,000,000 or more.......................       -0-                  -0-                -0-

      A CDSC of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least
$1,000,000 and redeemed within one year of purchase. Pursuant to an agreement with the Distributor, Dreyfus Service Corporation may pay Service Agents an amount up to 1% of the net asset value of Class A shares purchased by their clients that are subject to CDSC.


Class T Shares. The public offering price for Class T shares is the net asset value per share of that Class plus a sales load as shown below:


                                                TOTAL CLASS T SALES LOAD

                                           -----------------------------------
                                                                                     DEALERS'
AMOUNT OF TRANSACTION                                                              REALLOWANCE
---------------------                        AS A % OF            AS A % OF          AS A % OF
                                          OFFERING PRICE       NET ASSET VALUE       OFFERING
                                              PER SHARE            PER SHARE           PRICE
                                           ---------------      ---------------     -------------
Less than $50,000........................       4.50                 4.70               4.00
$50,000 to less than $100,000............       4.00                 4.20               3.50
$100,000 to less than $250,000...........       4.00                 3.10               2.50
$250,000 to less than $500,000...........       2.00                 2.00               1.75
$500,000 to less than $1,000,000.........       1.50                 1.50               1.25
$1,000,000 or more.......................        -0-                  -0-               -0-


      A CDSC of 1% will be assessed at the time of redemption of Class T shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. Pursuant to an agreement with the Distributor, Dreyfus Service Corporation may pay Service Agents an amount up to 1% of the net asset value of Class T shares purchased by their clients that are subject to a CDSC. Because the expenses associated with Class A shares will be lower than those associated with Class T shares, purchasers investing $1,000,000 or more in a Fund generally will find it beneficial to purchase Class A shares rather than Class T shares.

      Dealer Reallowance - Class A and Class T shares. The dealer reallowance provided with respect to Class A and Class T shares may be changed from time to time but will remain the same for all dealers.


      Class A or Class T Shares Offered at Net Asset Value. Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children, at net asset value, provided they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at net asset value. In addition, Class A shares are offered at net asset value to full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing.

      Class A and Class T shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class A and Class T shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans.

      Class A shares may be purchased at net asset value through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

      Class A shares also may be purchased at net asset value, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by the Manager or its affiliates. The purchase of Class A shares of a Fund must be made within 60 days of such redemption and the shares redeemed must have been subject to an initial sales charge or a contingent deferred sales charge.

      Class A shares also may be purchased at net asset value, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

      Sales Load - Class A and Class T Shares. The scale of sales loads applies to purchases of Class A and Class T shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k), and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.


     Set forth below is an example of the method of computing the offering price of the Funds' Class A and Class T shares. The example assumes a purchase of Class A or Class T shares of a Fund aggregating less than $50,000, subject to the schedule of sales charges set forth above at a price based upon the net asset value of the Fund's Class A shares on September 30, 1999 and Class T shares are based on Class A net asset value on September 30, 1999. Actual offering price may differ from the offering price listed in the table.



                                          Dreyfus Premier       Dreyfus Premier Growth     Dreyfus Premier        Dreyfus Premier
                                       Aggressive Growth Fund      and Income Fund      Emerging Markets Fund   Market Neutral Fund
                                       --------------------------------------------------------------------------------------------
                                       Class A        Class T   Class A       Class T    Class A    Class T     Class A    Class T
                                       --------       -------   -------       -------    --------   -------     -------    -------


Net Asset Value per Share..............  $8.94        $ 8.94    $21.04        $21.04     $11.75     $11.75      $10.89     $10.89

Per Share Sales Charge
Class A - 5.75% of offering price
(6.10% of net asset value per share)*    $ .55        $  .42    $ 1.28        $  .99     $  .72     $  .55      $  .66     $  .51
Class T - 4.50% of offering price
(4.70% of net asset value per share)

Per Share Offering Price to              $9.49        $ 9.36    $22.32        $22.03     $12.47     $12.30      $11.55     $11.40
  the Public..........................


---------------------
* Class A shares of Dreyfus Premier Aggressive Growth Fund purchased by shareholders beneficially owning Class A shares of such Fund on December 31,
1995 or November 30, 1996, and Class A shares of Dreyfus Premier Growth and
Income Fund purchased by shareholders beneficially owning Class A shares of such
Fund on November 30, 1996, are subject to a different sales load schedule, as described above.



      Right of Accumulation--Class A and Class T Shares. Reduced sales loads apply to any purchase of Class A and Class T shares, shares of other funds in the Dreyfus Premier Family of Funds which are sold with a sales load, shares of certain other funds advised by the Manager or Founders Asset Management LLC ("Founders"), an affiliate of the Manager, which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold Class A or Class T shares, or shares of any other Eligible Fund or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A or Class T shares or shares of an Eligible Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.5% of the offering price in the case of Class A or 4.0% of the offering price in the case of Class T shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.


      To qualify for reduced sales loads, at the time of purchase you or your Service Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.


      Class B and Class C Shares. The public offering price for Class B and Class C shares is the net asset value per share of the Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the relevant Fund's Prospectus and on redemptions of Class C shares made within the first year of purchase. Pursuant to an agreement with the Distributor, Dreyfus Service Corporation compensates certain Service Agents for selling Class B and Class C shares at the time of purchase from Dreyfus Service Corporation's own assets. The proceeds of the CDSC and the Distribution Plan fee, in part, are used to defray these expenses.


      Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative net asset values for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and distributions.

      Class R Shares. The public offering price for Class R shares is the net asset value per share of that Class.

      TeleTransfer Privilege. You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

      TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any day that the Transfer Agent and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--TeleTransfer Privilege."

      Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


                 DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

      Class B, Class C and Class T shares are subject to a Distribution Plan and Class A, Class B, Class C and Class T shares are subject to a Shareholder Services Plan.

      Distribution Plan. Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Distribution Plan") with respect to each Fund's Class B, Class C and Class T shares pursuant to which the Fund pays the Distributor for distributing such shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. The Company's Board believes that there is a reasonable likelihood that the Distribution Plan will benefit each Fund and the holders of its Class B, Class C and Class T shares.

      A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of a Fund's Class B, Class C or Class T shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares and that other material amendments of the Distribution Plan must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Distribution Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. As to the relevant Class of shares of a Fund, the Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such Class of shares.


      For the fiscal year ended September 30, 1999, Dreyfus Premier Aggressive Growth Fund paid the Distributor pursuant to the Distribution Plan $1,124 with respect to Class B shares and $391 with respect to Class C shares. For the fiscal year ended September 30, 1999, Dreyfus Premier Growth and Income Fund paid the Distributor pursuant to the Distribution Plan $469,228 with respect to Class B shares and $26,298 with respect to Class C shares. For the fiscal year ended September 30, 1999, Dreyfus Premier Emerging Markets Fund paid the Distributor pursuant to the Distribution Plan $2,331 with respect to Class B shares and $1,401 with respect to Class C shares. For the fiscal year ended September 30, 1999, Dreyfus Premier Market Neutral Fund paid the Distributor pursuant to the Distribution Plan $13,846 with respect to Class B shares and $3,351 with respect to Class C shares. The Distribution Plan was not in effect with respect to Class T shares during the fiscal year ended September 30, 1999 and, accordingly, no fees were paid pursuant to the Distribution Plan with respect to Class T shares.


      Shareholder Services Plan. The Company has adopted a Shareholder Services Plan with respect to each Fund, pursuant to which the Fund pays the Distributor for the provision of certain services to the holders of the Fund's Class A, Class B, Class C and Class T shares at an annual rate of .25% of the value of the average daily net assets of such shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents in respect of these services.

      A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Shareholder Services Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. As to the relevant Class of shares of a Fund, the Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.


      For the fiscal year ended September 30, 1999, Dreyfus Premier Aggressive Growth Fund paid the Distributor pursuant to the Shareholder Services Plan $325,695 with respect to Class A shares, $375 with respect to Class B shares and $130 with respect to Class C shares. For the fiscal year ended September 30, 1999, Dreyfus Premier Growth and Income Fund paid the Distributor pursuant to the Shareholder Services Plan $84,131 with respect to Class A shares, $156,409 with respect to Class B shares and $8,766 with respect to Class C shares. For the fiscal year ended September 30, 1999, Dreyfus Premier Emerging Markets Fund paid the Distributor pursuant to the Shareholder Services Plan $3,210 with respect to Class A shares, $777 with respect to Class B shares and $467 with respect to Class C shares. For the fiscal year ended September 30, 1999, Dreyfus Premier Market Neutral Fund paid the Distributor pursuant to the Shareholder Services Plan $4,484 with respect to Class A shares, $4,615 with respect to Class B shares and $1,117 with respect to Class C shares. The Shareholder Services Plan was not in effect with respect to Class T shares during the fiscal year ended September 30, 1999 and, accordingly, no fees were paid pursuant to the Shareholder Services Plan with respect to Class T shares.


                              HOW TO REDEEM SHARES

      Contingent Deferred Sales Charge--Class B Shares. A CDSC is imposed on any redemption of Class B shares which reduces the current net asset value of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the net asset value of the Class B shares redeemed does not exceed (i) the current net asset value of Class B shares acquired through reinvestment of dividends or capital gain distributions, plus (ii) increases in the net asset value of your Class B shares above the dollar amount of all your payments for the purchase of Class B shares held by you at the time of redemption.

      If the aggregate value of Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current net asset value rather than the purchase price.

      In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years for the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month. Pursuant to an agreement with the Distributor, Dreyfus Service Corporation receives the proceeds from the CDSC imposed on the redemption of Class B shares.

      The following table sets forth the rates of the CDSC for Class B shares:

       Year Since                                       CDSC as a % of Amount
       Purchase Payment                                 Invested or Redemption
       Was Made                                         Proceeds

       First..........................................          4.00
       Second.........................................          4.00
       Third..........................................          3.00
       Fourth.........................................          3.00
       Fifth..........................................          2.00
       Sixth..........................................          1.00


      In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years; then of amounts representing the cost of shares purchased six years prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

      For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

      Contingent Deferred Sales Charge--Class C Shares. A CDSC of 1% is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge--Class B Shares" above. Pursuant to an agreement with the Distributor, Dreyfus Service Corporation receives the proceeds from the CDSC imposed on the redemption of Class C shares.

     Waiver of CDSC. The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and
(e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Fund's Prospectus or this Statement of Additional Information at the time of the purchase of such shares.

      To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Service Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

      Redemption Through a Selected Dealer. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See "How to Buy Shares" for a discussion of additional conditions or fees that may be imposed upon redemption.

      In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., New York time) are effected at the price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

      Reinvestment Privilege. Upon written request, you may reinvest up to the number of Class A, Class B or Class T shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class B shares, or Class A or Class T shares if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

      Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account you have specified on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

      If you have access to telegraphic equipment you may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

               Transfer Agent's
               Transmittal Code                           Answer Back Sign

                   144295                                 144295 TSSG PREP

      If you do not have direct access to telegraphic equipment you may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. You should advise the operator that the above transmittal code must be used and you should also inform the operator of the Transfer Agent's answer back sign.

      To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

      TeleTransfer Privilege. You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Holders of jointly registered Fund or bank accounts may redeem through the TeleTransfer Privilege for transfer to their bank account not more than $500,000 within any 30-day period. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. You should be aware that if you have selected the TeleTransfer Privilege, any request for a wire redemption will be effected as a TeleTransfer transaction through the ACH system unless more prompt transmittal specifically is requested. See "How to Buy Shares--TeleTransfer Privilege."

      Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification.

      Redemption Commitment. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of such value of such Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's securities are valued. If the recipient sells such securities, brokerage charges would be incurred.

      Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the relevant Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                              SHAREHOLDER SERVICES


      Fund Exchanges. You may purchase, in exchange for shares of a Fund, shares of the same Class of another Fund or other funds in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of a Fund, Class A shares of certain fixed-income funds in the Dreyfus Premier Family of Funds, to the extent such shares are offered for sale in your state of residence. Shares of the same Class of such funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:


      A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

      B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

      D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

      E. Shares of funds subject to a CDSC exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds, and for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

      To accomplish an exchange under item D above, your Service Agent acting on your behalf must notify the Transfer Agent of your prior ownership of fund shares and your account number.

      You also may exchange your Fund shares that are subject to a CDSC for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into certain other funds managed or administered by the Manager. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "How to Redeem Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Dreyfus Auto-Exchange Privilege, Dreyfus Dividend Sweep and the Automatic Withdrawal Plan.

      To request an exchange, your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this Privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

      Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.


      Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a Fund, shares of the same Class of another Fund or a fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of a Fund, Class A shares of certain fixed-income funds in the Dreyfus Premier Family of Funds, of which you are a shareholder. This Privilege is available only for existing accounts. With respect to Class R shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.


      Fund Exchanges and Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611. The Company reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      Dreyfus-Automatic Asset Builder(R). Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

      Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your Fund account. You may deposit as much of such payments as you elect.

      Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under Dreyfus Payroll Savings Plan.


      Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds and, with respect to Class T shares of a Fund, in Class A shares of certain fixed-income funds in the Dreyfus Premier Family of Funds, of which you are a shareholder. Shares of the same Class of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:


      (a) Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds offered without a sales load.


      (b) Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.


      (c) Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference will be deducted.


      (d) Dividends and distributions paid by a fund may be invested in the shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from a Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

      Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Company or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed on an annual basis 12% of the value of the shareholders account will be subject to a CDSC on the amounts exceeding 12% of the initial account value. Withdrawals of Class A shares subject to a CDSC and Class C shares under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A shares generally are undesirable.

      Certain Retirement Plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan.

      Letter of Intent--Class A and Class T Shares. By signing a Letter of Intent form, which can be obtained by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

      The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A or Class T shares of the Fund held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A or Class T shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was executed.


      Corporate Pension/Profit-Sharing and Personal Retirement Plans. The Company makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Company makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, Rollover IRAs and Education IRAs) and 403(b)(7) Plans. Plan support services also are available.


      If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

      The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

      Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

      The minimum initial investment for corporate plans, Salary Reduction Plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, is $1,000 with no minimum for subsequent purchases. The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases.

      You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and you should consult a tax adviser.


                        DETERMINATION OF NET ASSET VALUE

      Valuation of Portfolio Securities. Portfolio securities, including covered call options written by a Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or, if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York, or at such other quoted market exchange rate as may be determined to be appropriate by the Manager. Forward currency contracts will be valued at the current cost of offsetting the contract. If a Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place contemporaneously with the determination of prices of certain of the Funds' securities. Short-term investments may be carried at amortized cost, which approximates value. Expenses and fees, including the management fee and fees pursuant to the Distribution Plan and Shareholder Services Plan, are accrued daily and taken into account for the purpose of determining the net asset value of a Fund's shares. Because of the difference in operating expenses incurred by each Class, the per share asset value of each Class will differ.

      Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, or are not valued by a pricing service approved by the Board, are valued at fair value as determined in good faith by the Board. The Board will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board members generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

      New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      Management believes that each Fund has qualified as a "regulated investment company" under the Code for the fiscal year ended September 30, 1999. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, each Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If a Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

      If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

      Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated in the Fund's Prospectus. In addition, the Code provides that if a shareholder holds shares of a Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

      A Fund may qualify for and may make an election permitted under Section 853 of the Code so that shareholders may be eligible to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid or incurred by the Fund to foreign countries (which taxes relate primarily to investment income). A Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the Fund's total assets at the close of the taxable year consists of securities in foreign corporations, and the Fund satisfies the applicable distribution provisions of the Code. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies (including foreign currency denominated bank deposits) and non-U.S. dollar denominated securities (including debt instruments and certain futures or forward contracts and options) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

      Under Section 1256 of the Code, any gain or loss realized by a Fund from certain financial futures or forward contracts and options transactions (other than those taxed under Section 988 of the Code) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such contracts and options as well as from closing transactions. In addition, any such contract or option remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund.

      Offsetting positions held by a Fund involving certain futures or forward contracts or options transactions may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 988 and 1256 of the Code. As such, all or a portion of any short or long-term capital gain from certain "straddle" transactions may be recharacterized as ordinary income.

      If a Fund were treated as entering into "straddles" by reason of its engaging in financial futures or forward contracts or options transactions, such "straddles" could be characterized as "mixed straddles" if the futures or, forward contracts or options transactions comprising a part of such "straddles" were governed by Section 1256 of the Code. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the "straddle" rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the "straddle" and conversion transaction rules, short-term capital loss on "straddle" positions may be recharacterized as long-term capital loss, and long-term capital gain on "straddle" positions may be treated as short-term capital gain or ordinary income.

      The Taxpayer Relief Act of 1997 included constructive sale provisions that generally apply if the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures or forward contract, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

      If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income under Section 1291 of the Code and under Section 1296 of the Code with respect to PFIC securities that are marked-to-market.


                             PORTFOLIO TRANSACTIONS

      The Manager supervises the placement of orders on behalf of each Fund for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected will include those that supplement the Manager's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by the Manager and the Manager's fees are not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to the Manager in serving both the Funds and other clients which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligations to the Funds.

      Sales by a broker of shares of a Fund or other funds advised by the Manager or its affiliates may be taken into consideration, and brokers also will be selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades, in certain cases, result from two or more funds advised or administered by the Manager being engaged simultaneously in the purchase or sale of the same security. Certain of a Fund's transactions in securities of foreign issuers may not benefit from the negotiated commission rates available to the Funds for transactions in securities of domestic issuers. When transactions are executed in the over-the-counter market, a Fund will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable. Foreign exchange transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

      Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.


      The following table provides the amount of brokerage commissions, and gross spreads and concessions on principal transaction for each Fund for the past three fiscal years ended September 30, 1999 (as applicable), none of which was paid to the Distributor:



                                Brokerage Commissions             Gross Spreads and Concessions
                            ----------------------------------   ------------------------------
                            1997         1998        1999         1997          1998        1999
                            ----         ----        ----         ----          ----        ----
Dreyfus Premier Aggressive  $1,083,343   $721,838    $340,828     $2,106,636    $461,920     $405,412
 Growth Fund

Dreyfus Premier Emerging       N/A       $21,119(1)  $36,278         N/A              $0(1)  $  5,160
 Markets Fund

Dreyfus Premier Growth      $567,264     $363,436    $231,142     $761,346      $292,480     $ 23,298
and Income Fund

Dreyfus Premier Market         N/A       $11,788(2)  $ 23,894        N/A              $0(2)        $0
Neutral Fund

----------------------
(1) For the period March 31, 1998 (commencement of operations) through September 30, 1998.

(2) For the period June 29, 1998 (commencement of operations) through September 30, 1998.



      For the period ended September 30, 1999, Dreyfus Premier Growth and Income Fund paid $4,240 in brokerage commissions to Dreyfus Investment Services Corporation, a subsidiary of Mellon. This amount represents approximately 2% of the aggregate brokerage commissions paid by the Fund for transactions representing approximately 3% of the aggregate dollar value of transactions for which the Fund paid brokerage commissions. For the same period, Dreyfus Premier Emerging Markets Fund paid $140 in brokerage commissions to Dreyfus Investment Services Corporation. This amount represents approximately .39% of the aggregate brokerage commissions paid by the Fund for transactions representing approximately .76% of the aggregate dollar value of transactions for which the Fund paid brokerage commissions.


      The aggregate amount of transactions during the last fiscal year in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions were as follows:

                                           Transaction Amount     Commissions &
                                                                  Concessions


Dreyfus Premier Growth and Income Fund        $23,997,452            $27,131
Dreyfus Premier Emerging Markets Fund         $   618,631            $ 1,937




                             PERFORMANCE INFORMATION

      Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value (maximum offering price in the case of Class A and Class T) per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. A Class's average annual total return figures calculated in accordance with such formula assume that in the case of Class A or Class T the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or in the case of Class B or Class C the maximum applicable CDSC has been paid upon redemption at the end of the period.

      Total return is calculated by subtracting the amount of the Fund's net asset value (maximum offering price in the case of Class A or Class T) per share at the beginning of a stated period from the net asset value (maximum offering price in the case of Class A or Class T) per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period and any applicable CDSC), and dividing the result by the net asset value (maximum offering price in the case of Class A and Class T) per share at the beginning of the period. Total return also may be calculated based on the net asset value per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A or Class T shares or without giving effect to any applicable CDSC at the end of the period for Class B or Class C shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A and Class T shares or any applicable CDSC with respect to Class B or Class C shares, which, if reflected, would reduce the performance quoted.


      The total return and average annual total return for each Fund for the indicated periods ended September 30, 1999 were as follows:



                        Aggregate Total
                         Return Since         Aggregate Total Return
                       Inception Based on    Since Inception Based on
                         Net Asset Value      Maximum Offering Price                           Average Annual     Average Annual
                      (without deduction of     (with deduction of         Average Annual    Total Return for 5   Total Return for
                        maximum sales load     maximum sales load or     Total Return for     Years (except as   10 Years (except
Name of Fund                or CDSC)                  CDSC)                   One Year            noted)            as noted)
-------------------   ---------------------  -------------------------   ----------------    ------------------  ------------------


Dreyfus Premier
Aggressive Growth
Fund
    Class A                896.56%(1)           839.45%(1)                      17.63%          -8.88%                  -.49%
    Class B                -41.58%(2)           -43.33%(2)                      19.68%         -14.09%(2)               N/A
    Class C                -41.04%(2)           -41.04%(2)                      22.94%         -13.17%(2)               N/A
    Class R                 39.82%(2)               N/A                         24.72%         -12.70%(2)               N/A

Dreyfus Premier
Growth and Income
Fund
    Class A                102.04%(3)            90.46%(3)                      14.26%          18.69%(3)               N/A
    Class B                 96.15%(3)            93.15%(3)                      16.26%          19.13%(3)               N/A
    Class C                 96.19%(3)            96.19%(3)                      19.29%          19.63%(3)               N/A
    Class R                104.94%(3)               N/A                         21.34%          21.03%(3)               N/A

Dreyfus Premier
Emerging Markets Fund
    Class A                 -5.18% (4)          -10.61%(4)                      54.33%          -7.21%(4)               N/A
    Class B                 -6.39%(4)           -10.12%(4)                      58.29%          -6.86%(4)               N/A
    Class C                 -6.22%(4)            -6.22%(4)                      61.59%          -4.19%(4)               N/A
    Class R                 -4.87%(4)               N/A                         64.01%          -3.28%(4)               N/A

Dreyfus Premier
Market Neutral Fund
    Class A                -10.48%(5)           -15.61%(5)                      -9.18%         -12.61%(5)               N/A
    Class B                -11.33%(5)           -14.79%(5)                      -8.10%         -11.93%(5)               N/A
    Class C                -11.09%(5)           -11.09%(5)                      -5.21%          -8.91%(5)               N/A
    Class R                -10.16%(5)               N/A                         -3.35%          -8.15%(5)               N/A


-------------------------------------

(1)   From June 23, 1969 (commencement of operations) through September 30, 1999.
(2)   From January 3, 1996 (commencement of operations) through September 30, 1999.
(3)   From December 29, 1995 (commencement of operations) through September 30, 1999.
(4)   From March 31, 1998 (commencement of operations) through September 30, 1999.
(5)   From June 29, 1998 (commencement of operations) through September 30, 1999.

      No performance is provided for Class T shares since they were not offered as of September 30, 1999.

      Comparative performance information may be used from time to time in advertising or marketing a Fund's shares, including data from MSCI Emerging Markets Index, Lipper Analytical Services, Inc., International Finance Corporation Index, Standard & Poor's 500 Stock Index, Standard & Poor's MidCap 400 Index, Wilshire 5000 Index, the Dow Jones Industrial Average, Money Magazine, Morningstar, Inc. and other industry publications.

      From time to time, advertising material for a Fund may include biographical information relating to one or more of its portfolio managers and may refer to, or include commentary by a portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors. In addition, from time to time, the Company may compare a Fund's performance against inflation with the performance of other instruments against inflation, such as short-term Treasury Bills (which are direct obligations of the U.S. Government) and FDIC-insured bank money market accounts. Advertising materials for a Fund also may refer to Morningstar ratings and related analyses supporting the ratings.


                     INFORMATION ABOUT THE COMPANY AND FUNDS

      Dreyfus Premier Aggressive Growth Fund is the oldest Dreyfus fund managed for growth of capital which has the ability to use investment techniques such as leverage, short-selling and options transactions.

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have no preemptive or subscription rights and are freely transferable.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

      To date, the Board has authorized the creation of four series of shares. All consideration received by the Company for shares of one of the series and all assets in which such consideration is invested will belong to that series (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series are treated separately from those of the other series. The Company has the ability to create, from time to time, new series without shareholder approval.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

      Each Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Company's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Company, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of a Fund during any calendar year or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Company may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Company's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Company will take no other action with respect to the Fund shares until it receives further instructions from the investor. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Company's policy on excessive trading applies to investors who invest in a Fund directly or through financial intermediaries, but does not apply to the Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

      During times of drastic economic or market conditions, the Company may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

      Each Fund will send annual and semi-annual financial statements to all its shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS


      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to each Fund's Prospectus.

      Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of the Company.

                                    APPENDIX

      Description of S&P, Moody's, Fitch and Duff ratings:

S&P

Bond Ratings

                                       AAA

      Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

      Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                        A

      Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                       BBB

      Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                                       BB

      Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                                        B

      Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

                                       CCC

      Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                                       CC

      The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

                                        C

      The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

                                        D

      Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Rating

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                                       A-1

      This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

                                       A-2

      Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

                                       A-3

      Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                        B

      Issues carrying this designation are regarded as having only speculative capacity for timely payment.

                                        C

      This designation is assigned to short-term obligations with doubtful capacity for payment.

                                        D

      Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's

Bond Ratings
                                       Aaa

      Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

      Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

      Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

      Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

      Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

      Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

      Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

      Bonds rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

      Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Commercial Paper Rating

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.

Fitch

Bond Ratings

      The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

      Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

      Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                        A

      Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                       BBB

      Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

      Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                        B

      Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                                       CCC

      Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                                       CC

      Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.




                                        C

      Bonds rated C are in imminent default in payment of interest or principal.

                                  DDD, DD and D

      Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

      Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.

Short-Term Ratings

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

      Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

      Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                       F-2

      Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

                                       F-3

      Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                                       F-S

      Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                                        D

      Default. Issues assigned this rating are in actual or imminent payment default.

Duff

Bond Ratings

                                       AAA

      Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                       AA

      Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                        A

      Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                       BBB

      Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. There may be considerable variability in risk for bonds in this category during economic cycles.

                                       BB

      Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category. B

      Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                                       CCC

      Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

                                       DD

      Defaulted debt obligations. Issuer has failed to meet scheduled principal and/or interest payments.

      Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Rating

      The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small. Paper rated Duff 3 is regarded as having satisfactory liquidity and other protection factors. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Paper rated Duff 4 is regarded as having speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Paper rated Duff 5 is in default. The issuer has failed to meet scheduled principal and/or interest payments.


                       DREYFUS PREMIER EQUITY FUNDS, INC.

                            PART C. OTHER INFORMATION

                                 -------------------------

Item 23.    Exhibits. - List

   (a)(1) Registrant's Articles of Amendment and Restatement are incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A, filed on December 29, 1995.

   (a)(2) Registrant's Articles Supplementary are incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A, filed on December 29, 1995.

   (a)(3) Registrant's Articles of Amendment are incorporated by reference to Exhibit (1)(c) of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A, filed on January 27, 1997.

   (a)(4) Registrant's Articles of Amendment are incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No.64 to the Registration Statement on Form N-1A, filed on February 29, 1998.

   (a)(5) Registrant's Articles of Amendment are incorporated by reference to Exhibit (1)(e) of Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A, filed on November 25, 1998.


   (a)(6) Registrant's Articles of Amendment are incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A, filed on December 1, 1999.

   (a)(7) Registrant's Articles Supplementary are incorporated by reference to Exhibit (a)(7) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A, filed on December 1, 1999.

   (b)      Registrant's By-Laws.


   (d) Management Agreement is incorporated by reference to Exhibit 4 of Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A, filed on November 25, 1998.


   (e)      Distribution Agreement.




Item 23.    Exhibits. - List (continued)

   (g)(1) Custody Agreement with respect to Dreyfus Premier Emerging Markets Fund is incorporated by reference to Exhibit (7)(a) of Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A, filed on December 27, 1993.

  (g)(2) Custody Agreement with respect to Dreyfus Premier Aggressive Growth Fund and Dreyfus Premier Growth and Income Fund is incorporated by reference to Exhibit (7)(b) of Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A, filed on June 27, 1996.

   (g)(3) Custody Agreement with respect to Dreyfus Premier Market Neutral Fund is incorporated by reference to Exhibit (7)(c) of Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A, filed on November 25, 1998.


   (h) Shareholder Services Plan, as revised, is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A, filed on December 1, 1999.


   (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A, filed on December 29, 1995.


   (j)      Consent of Independent Auditors.

   (m) Distribution Plan, as revised is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A, filed on December 1, 1999.

   (n)      Rule 18f-3 Plan, as revised is incorporated by reference to Exhibit
            (n) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A, filed on December 1, 1999.


            Other Exhibits


                  (a) Powers of Attorney are incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A, filed on December 1, 1999.

                  (b) Certificate of Assistant Secretary is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A, filed on December 1, 1999.


Item 24.  Persons Controlled by or under Common Control with Registrant.

                Not Applicable

Item 25.  Indemnification

           Reference is made to Article SIXTH of the Registrant's Articles of Amendment and Restatement filed as Exhibit 1(a) to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A, filed on December 29, 1995, and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Articles VIII of the Registrant's By-Laws incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A, filed on November 25, 1998, and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

      Reference is also made to the Distribution Agreement incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A, filed on November 25, 1998.

Item 26.  Business and Other Connections of Investment Adviser.

               The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.



ITEM 26           Business and Other Connections of Investment Adviser (continued)

                  Officers and Directors of Investment Adviser

Name and Position
With Dreyfus                       Other Businesses                      Position Held              Dates
Christopher M. Condron             Franklin Portfolio Associates, LLC*   Director                   1/97 - Present
Chairman of the Board and
Chief Executive Officer            TBCAM Holdings, Inc.*                 Director                   10/97 - Present
                                                                         President                  10/97 - 6/98
                                                                         Chairman                   10/97 - 6/98

                                   The Boston Company                    Director                   1/98 - Present
                                   Asset Management, LLC*                Chairman                   1/98 - 6/98
                                                                         President                  1/98 - 6/98

                                   The Boston Company                    President                  9/95 - 1/98
                                   Asset Management, Inc.*               Chairman                   4/95 - 1/98

                                   Franklin Portfolio Holdings, Inc.*    Director                   1/97 - Present


                                   Certus Asset Advisors Corp.**         Director                   6/95 -Present

                                   Mellon Capital Management             Director                   5/95 -Present
                                   Corporation***

                                   Mellon Bond Associates, LLP+          Executive Committee        1/98 - Present
                                                                         Member

                                   Mellon Bond Associates+               Trustee                    5/95 -1/98

                                   Mellon Equity Associates, LLP+        Executive Committee        1/98 - Present
                                                                         Member

                                   Mellon Equity Associates+             Trustee                    5/95 - 1/98

                                   Boston Safe Advisors, Inc. *          Director                   5/95 - Present
                                                                         President                  5/95 - Present

                                   Mellon Bank, N.A. +                   Director                   1/99 - Present
                                                                         Chief Operating Officer    3/98 - Present
                                                                         President                  3/98 - Present
                                                                         Vice Chairman              11/94 - 3/98

                                   Mellon Financial Corporation+         Chief Operating Officer    1/99 - Present
                                                                         President                  1/99 - Present
                                                                         Director                   1/98 - Present
                                                                         Vice Chairman              11/94 - 1/99
Christopher M. Condron             The Boston Company, Inc.*             Vice Chairman              1/94 - Present
Chairman and Chief Executive                                             Director                   5/93 - Present
Officer
(Continued)                        Laurel Capital Advisors, LLP+         Exec. Committee            1/98 - 8/98
                                                                         Member

                                   Laurel Capital Advisors+              Trustee                    10/93 - 1/98


                                   Boston Safe Deposit and Trust         Director                   5/93 -Present
                                   Company*

                                   The Boston Company Financial          President                  6/89 - Present
                                   Strategies, Inc. *                    Director                   6/89 - Present


Mandell L. Berman                  Self-Employed                         Real Estate Consultant,    11/74 -  Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

Burton C. Borgelt                  DeVlieg Bullard, Inc.                 Director                   1/93 - Present
Director                           1 Gorham Island
                                   Westport, CT 06880

                                   Mellon Financial Corporation+         Director                   6/91 - Present

                                   Mellon Bank, N.A. +                   Director                   6/91 - Present

                                   Dentsply International, Inc.          Director                   2/81 - Present
                                   570 West College Avenue
                                   York, PA

                                   Quill Corporation                     Director                   3/93 - Present
                                   Lincolnshire, IL

Stephen E. Canter                  Dreyfus Investment                    Chairman of the Board      1/97 - Present
President, Chief Operating         Advisors, Inc.++                      Director                   5/95 - Present
Officer, Chief Investment                                                President                  5/95 - Present
Officer, and Director
                                   Newton Management Limited             Director                   2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee        1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee        1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates, LLC*   Director                   2/99 - Present

                                   Franklin Portfolio Holdings, Inc.*    Director                   2/99 - Present

                                   The Boston Company Asset              Director                   2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                   2/99 - Present

                                   Mellon Capital Management             Director                   1/99 - Present
                                   Corporation***



Stephen E. Canter                  Founders Asset Management, LLC****    Member, Board of           12/97 - Present
President, Chief Operating                                               Managers
Officer, Chief Investment                                                Acting Chief Executive     7/98 - 12/98
Officer, and Director                                                    Officer
(Continued)
                                   The Dreyfus Trust Company+++          Director                   6/95 - Present
                                                                         Chairman                   1/99 - Present
                                                                         President                  1/99 - Present
                                                                         Chief Executive Officer    1/99 - Present

Thomas F. Eggers                   Dreyfus Service Corporation++         Executive Vice President   4/96 - Present
Vice Chairman - Institutional                                            Director                   9/96 - Present
and Director
                                   Founders Asset Management, LLC****    Member, Board of Managers  2/99 - Present


                                   Dreyfus Service Organization++        Director                   3/99 - Present

                                   Dreyfus Insurance Agency of           Director                   3/99 - Present
                                   Massachusetts, Inc. +++

                                   Dreyfus Brokerage Services, Inc.      Director                   11/97 - 6/98
                                   401 North Maple Avenue
                                   Beverly Hills, CA.

Steven G. Elliott                  Mellon Financial Corporation+         Senior Vice Chairman       1/99 - Present
Director                                                                 Chief Financial Officer    1/90 - Present
                                                                         Vice Chairman              6/92 - 1/99
                                                                         Treasurer                  1/90 - 5/98

                                   Mellon Bank, N.A.+                    Senior Vice Chairman       3/98 - Present
                                                                         Vice Chairman              6/92 - 3/98
                                                                         Chief Financial Officer    1/90 - Present

                                   Mellon EFT Services Corporation       Director                   10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                   1/96 - Present
                                   Corporation #1                        Vice President             1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President             5/93 - Present

                                   APT Holdings Corporation              Treasurer                  12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                   12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Collection Services Corporation       Controller                 10/90 - 2/99
                                   500 Grant Street                      Director                   9/88 - 2/99
                                   Pittsburgh, PA 15258                  Vice President             9/88 - 2/99
                                                                         Treasurer                  9/88 - 2/99




Steven G. Elliott                  Mellon Financial Company+             Principal Exec. Officer    1/88 - Present
Director (Continued)                                                     Chief Financial Officer    8/87 - Present

                                   Mellon Overseas Investments           Director                   8/87 - Present
                                   Corporation+                          President                  8/87 - Present

                                                                         Director                   4/88 - Present
                                                                         Chairman                   7/89 - 11/97
                                   Mellon International Investment       President                  4/88 - 11/97
                                   Corporation+                          Chief Executive Officer    4/88 - 11/97

                                                                         Director                   9/89 - 8/97



                                   Mellon Financial Services             Treasurer                  12/87 - Present
                                   Corporation +

                                   Mellon Financial Markets, Inc.+       Director                   1/99 - Present

                                   Mellon Financial Services             Director                   1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                   1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                   1/99 - Present

Lawrence S. Kash                   Dreyfus Investment                    Director                   4/97 - Present
Vice Chairman                      Advisors, Inc.++

                                   Dreyfus Brokerage Services, Inc.      Chairman                   11/97 - 2/99
                                   401 North Maple Ave.                  Chief Executive Officer    11/97 - 2/98
                                   Beverly Hills, CA

                                   Dreyfus Service Corporation++         Director                   1/95 - 2/99
                                                                         President                  9/96 - 3/99

                                   Dreyfus Precious Metals, Inc.+++      Director                   3/96 - 12/98
                                                                         President                  10/96 - 12/98

                                   Dreyfus Service                       Director                   12/94 - 3/99
                                   Organization, Inc.++                  President                  1/97 -  3/99

                                   Seven Six Seven Agency, Inc. ++       Director                   1/97 - 4/99

                                   Dreyfus Insurance Agency of           Chairman                   5/97 - 3/99
                                   Massachusetts, Inc.++++               President                  5/97 - 3/99
                                                                         Director                   5/97 - 3/99

                                   The Dreyfus Trust Company+++          Chairman                   1/97 - 1/99
                                                                         President                  2/97 - 1/99
                                                                         Chief Executive Officer    2/97 - 1/99
                                                                         Director                   12/94 - Present

                                   The Dreyfus Consumer Credit           Chairman                   5/97 - 6/99
                                   Corporation++                         President                  5/97 - 6/99
                                                                         Director                   12/94 - 6/99

                                   Founders Asset Management, LLC****    Member, Board of Managers  12/97 - Present

Lawrence S. Kash                   The Boston Company Advisors,          Chairman                   12/95 - Present
Vice Chairman                      Inc.                                  Chief Executive Officer    12/95 - Present
(Continued)                        Wilmington, DE                        President                  12/95 - Present

                                   The Boston Company, Inc.*             Director                   5/93 - Present
                                                                         President                  5/93 - Present

                                   Mellon Bank, N.A.+                    Executive Vice President
                                                                                                    6/92 - Present

                                   Laurel Capital Advisors, LLP+         Chairman                   1/98 - 8/98
                                                                         Executive Committee        1/98 - 8/98
                                                                         Member
                                                                         Chief Executive Officer    1/98 - 8/98
                                                                         President                  1/98 - 8/98


                                   Laurel Capital Advisors, Inc. +       Trustee                    12/91 - 1/98
                                                                         Chairman                   9/93 - 1/98
                                                                         President and CEO          12/91 - 1/98

                                   Boston Group Holdings, Inc.*          Director                   5/93 - Present
                                                                         President                  5/93 - Present

Martin G. McGuinn                  Mellon Financial Corporation+         Chairman                   1/99 - Present
Director                                                                 Chief Executive Officer    1/99 - Present
                                                                         Director                   1/98 - Present
                                                                         Vice Chairman              1/90 - 1/99

                                   Mellon Bank, N. A. +                  Chairman                   3/98 - Present
                                                                         Chief Executive Officer    3/98 - Present
                                                                         Director                   1/98 - Present
                                                                         Vice Chairman              1/90 - 3/98

                                   Mellon Leasing Corporation+           Vice Chairman              12/96 - Present

                                   Mellon Bank (DE) National             Director                   4/89 - 12/98
                                   Association
                                   Wilmington, DE

                                   Mellon Bank (MD) National             Director                   1/96 - 4/98
                                   Association
                                   Rockville, Maryland

                                   Mellon Financial                      Vice President             9/86  - 10/97
                                   Corporation (MD)
                                   Rockville, Maryland

J. David Officer                   Dreyfus Service Corporation++         Executive Vice President   5/98 - Present
Vice Chairman                                                            Director                   3/99 - Present
And Director
                                   Dreyfus Service Organization++        Director                   3/99 - Present

                                   Dreyfus Insurance Agency of           Director                   5/98 - Present
                                   Massachusetts, Inc.++++

                                   Dreyfus Brokerage Services, Inc.      Chairman                   3/99 - Present
                                   401 North Maple Avenue
                                   Beverly Hills, CA

                                   Seven Six Seven Agency, Inc.++        Director                   10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                   4/97 - Present



J. David Officer                   Mellon Trust of Florida, N.A.         Director                   8/97 - Present
Vice Chairman and                  2875 Northeast 191st Street
Director (Continued)               North Miami Beach, FL 33180

                                   Mellon Bank, NA+                      Executive Vice President   7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman              1/97 - Present
                                                                         Director                   7/96 - Present

                                   Mellon Preferred Capital              Director                   11/96 - Present
                                   Corporation*

                                   RECO, Inc.*                           President                  11/96 - Present
                                                                         Director                   11/96 - Present

                                   The Boston Company Financial          President                  8/96 - Present
                                   Services, Inc.*                       Director                   8/96 - Present

                                   Boston Safe Deposit and Trust         Director                   7/96 - Present
                                   Company*                              President                  7/96 - 1/99



                                   Mellon Trust of New York              Director                   6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                   6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon Bank, N.A.+                    Executive Vice President   2/94 - Present

                                   Mellon United National Bank           Director                   3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                   12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                   9/96 - Present

                                   Dreyfus Investment Services           Director                   4/96 - Present
                                   Corporation+

Richard W. Sabo                    Founders Asset Management LLC****     President                  12/98 - Present
Director                                                                 Chief Executive Officer    12/98 - Present

                                   Prudential Securities
                                   New York, NY                          Senior Vice President      07/91 - 11/98
                                                                         Regional Director          07/91 - 11/98

Richard F. Syron                   Thermo Electron                       President                  6/99 - Present
Director                           81 Wyman Street                       Chief Executive Officer    6/99 - Present
                                   Waltham, MA 02454-9046

                                   American Stock Exchange               Chairman                   4/94 -6/99
                                   86 Trinity Place                      Chief Executive Officer    4/94 - 6/99
                                   New York, NY 10006

Ronald P. O'Hanley                 Franklin Portfolio Holdings, Inc.*    Director                   3/97 - Present
Vice Chairman
                                   TBCAM Holdings, Inc.*                 Chairman                   6/98 - Present
                                                                         Director                   10/97 - Present

Ronald P. O'Hanley                 The Boston Company Asset              Chairman                   6/98 - Present
Vice Chairman                      Management, LLC*                      Director                   1/98 - 6/98
(Continued)
                                   The Boston Company Asset              Director                   2/97 - 12/97
                                   Management, Inc. *

                                   Boston Safe Advisors, Inc. *          Chairman                   6/97 - Present
                                                                         Director                   2/97 - Present

                                   Pareto Partners                       Partner Representative     5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                   5/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                   2/97 - Present

                                   Mellon Bond Associates+               Trustee                    2/97 - Present
                                                                         Chairman                   2/97 - Present

                                   Mellon Equity Associates+             Trustee                    2/97 - Present
                                                                         Chairman                   2/97 - Present

                                   Mellon-France Corporation+            Director                   3/97 - Present

                                   Laurel Capital Advisors+              Trustee                    3/97 - Present

Mark N. Jacobs                     Dreyfus Investment                    Director                   4/97 - Present
General Counsel,                   Advisors, Inc.++                      Secretary                  10/77 - 7/98
Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                   3/96 - Present

                                   The TruePenny Corporation++           President                  10/98 - Present
                                                                         Director                   3/96 - Present

                                   Dreyfus Service                       Director                   3/97 - 3/99
                                   Organization, Inc.++


William H. Maresca                 The Dreyfus Trust Company+++          Chief Financial Officer    3/99 - Present
Controller                                                               Treasurer                  9/98 - Present
                                                                         Director                   3/97 - Present

                                   Dreyfus Service Corporation++         Chief Financial Officer    12/98 - Present

                                   Dreyfus Consumer Credit Corp. ++      Treasurer                  10/98 -Present

                                   Dreyfus Investment                    Treasurer                  10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President             10/98 - Present
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   The TruePenny Corporation++           Vice President             10/98 - Present

                                   Dreyfus Precious Metals, Inc. +++     Treasurer                  10/98 - 12/98

                                   The Trotwood Corporation++            Vice President             10/98 - Present

                                   Trotwood Hunters Corporation++        Vice President             10/98 - Present

William H. Maresca                 Trotwood Hunters Site A Corp. ++      Vice President             10/98 - Present
Controller (Continued)
                                   Dreyfus Transfer, Inc.                Chief Financial Officer    5/98 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service                       Treasurer                  3/99 - Present
                                   Organization, Inc.++                  Assistant  Treasurer       3/93 - 3/99

                                   Dreyfus Insurance Agency of
                                   Massachusetts, Inc.++++               Assistant Treasurer        5/98 - Present

William T. Sandalls, Jr.           Dreyfus Transfer, Inc.                Chairman                   2/97 - Present
Executive Vice President           One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service Corporation++         Director                   1/96 - Present
                                                                         Executive Vice President   2/97 - Present
                                                                         Chief Financial Officer    2/97-12/98

                                   Dreyfus Investment                    Director                   1/96 - Present
                                   Advisors, Inc.++                      Treasurer                  1/96 - 10/98


                                   Dreyfus-Lincoln, Inc.                 Director                   12/96 - Present
                                   4500 New Linden Hill Road             President                  1/97 - Present
                                   Wilmington, DE 19808

                                   Seven Six Seven Agency, Inc.++        Director                   1/96 - 10/98
                                                                         Treasurer                  10/96 - 10/98

                                   The Dreyfus Consumer                  Director                   1/96 - Present
                                   Credit Corp.++                        Vice President             1/96 - Present
                                                                         Treasurer                  1/97 - 10/98

                                   The Dreyfus Trust Company +++         Director                   1/96 - Present

                                   Dreyfus Service Organization,         Treasurer                  10/96- 3/99
                                   Inc.++


                                   Dreyfus Insurance Agency of           Director                   5/97 - 3/99
                                   Massachusetts, Inc.++++               Treasurer                  5/97- 3/99
                                                                         Executive Vice President   5/97 - 3/99

Diane P. Durnin                    Dreyfus Service Corporation++         Senior Vice President -    5/95 - 3/99
Vice President - Product                                                 Marketing and
Development                                                              Advertising Division

Patrice M. Kozlowski               None
Vice President - Corporate
Communications

Mary Beth Leibig                   None
Vice President -
Human Resources

Theodore A. Schachar               Dreyfus Service Corporation++         Vice President -Tax        10/96 - Present
Vice President - Tax
                                   The Dreyfus Consumer Credit           Chairman                   6/99 - Present
                                   Corporation ++                        President                  6/99 - Present

                                   Dreyfus Investment Advisors, Inc.++   Vice President - Tax       10/96 - Present

                                   Dreyfus Precious Metals, Inc. +++     Vice President - Tax       10/96 - 12/98

                                   Dreyfus Service Organization, Inc.++ Vice President - Tax       10/96 - Present

Wendy Strutt                       None
Vice President

Richard Terres                     None
Vice President

Andrew S. Wasser                   Mellon Financial Corporation+              Vice President             1/95 - Present
Vice-President -
Information Systems

James Bitetto                      The TruePenny Corporation++           Secretary                  9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary        8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary        7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary        7/98 - Present
                                   Organization, Inc.++

Steven F. Newman                   Dreyfus Transfer, Inc.                Vice President             2/97 - Present
Assistant Secretary                One American Express Plaza            Director                   2/97 - Present
                                   Providence, RI 02903                  Secretary                  2/97 - Present

                                   Dreyfus Service                       Secretary                  7/98 - Present
                                   Organization, Inc.++                  Assistant Secretary        5/98 - 7/98




------------------------------------
*     The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**    The address of the business so  indicated  is One Bush Street,  Suite 450, San Francisco, California 94104.
***   The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****  The address of the business so indicated is 2930 East Third Avenue,Denver, Colorado 80206.
+     The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++    The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++   The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++  The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109
****  The address of the business so indicated is 2930 East Third Avenue,Denver, Colorado 80206.



Item 27.   Principal Underwriters
--------   ----------------------

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

      1)   Comstock Partners Funds, Inc.
      2)   Dreyfus A Bonds Plus, Inc.
      3)   Dreyfus Appreciation Fund, Inc.
      4)   Dreyfus Asset Allocation Fund, Inc.
      5)   Dreyfus Balanced Fund, Inc.
      6)   Dreyfus BASIC GNMA Fund
      7)   Dreyfus BASIC Money Market Fund, Inc.
      8)   Dreyfus BASIC Municipal Fund, Inc.
      9)   Dreyfus BASIC U.S. Government Money Market Fund
      10)  Dreyfus California Intermediate Municipal Bond Fund
      11)  Dreyfus California Tax Exempt Bond Fund, Inc.
      12)  Dreyfus California Tax Exempt Money Market Fund
      13)  Dreyfus Cash Management
      14)  Dreyfus Cash Management Plus, Inc.
      15)  Dreyfus Connecticut Intermediate Municipal Bond Fund
      16)  Dreyfus Connecticut Municipal Money Market Fund, Inc.
      17)  Dreyfus Florida Intermediate Municipal Bond Fund
      18)  Dreyfus Florida Municipal Money Market Fund
      19)  The Dreyfus Fund Incorporated
      20)  Dreyfus Global Bond Fund, Inc.
      21)  Dreyfus Global Growth Fund
      22)  Dreyfus GNMA Fund, Inc.
      23)  Dreyfus Government Cash Management Funds
      24)  Dreyfus Growth and Income Fund, Inc.
      25)  Dreyfus Growth and Value Funds, Inc.
      26)  Dreyfus Growth Opportunity Fund, Inc.
      27)  Dreyfus Debt and Equity Funds
      28)  Dreyfus Index Funds, Inc.
      29)  Dreyfus Institutional Money Market Fund
      30)  Dreyfus Institutional Preferred Money Market Fund
      31)  Dreyfus Institutional Short Term Treasury Fund
      32)  Dreyfus Insured Municipal Bond Fund, Inc.
      33)  Dreyfus Intermediate Municipal Bond Fund, Inc.
      34)  Dreyfus International Funds, Inc.
      35)  Dreyfus Investment Grade Bond Funds, Inc.
      36)  Dreyfus Investment Portfolios
      37)  The Dreyfus/Laurel Funds, Inc.
      38)  The Dreyfus/Laurel Funds Trust
      39)  The Dreyfus/Laurel Tax-Free Municipal Funds
      40)  Dreyfus LifeTime Portfolios, Inc.
      41)  Dreyfus Liquid Assets, Inc.
      42)  Dreyfus Massachusetts Intermediate Municipal Bond Fund
      43)  Dreyfus Massachusetts Municipal Money Market Fund
      44)  Dreyfus Massachusetts Tax Exempt Bond Fund
      45)  Dreyfus MidCap Index Fund 46) Dreyfus Money Market Instruments, Inc.
      47)  Dreyfus Municipal Bond Fund, Inc.
      48)  Dreyfus Municipal Cash Management Plus
      49)  Dreyfus Municipal Money Market Fund, Inc.
      50)  Dreyfus New Jersey Intermediate Municipal Bond Fund
      51)  Dreyfus New Jersey Municipal Bond Fund, Inc.
      52)  Dreyfus New Jersey Municipal Money Market Fund, Inc.
      53)  Dreyfus New Leaders Fund, Inc.
      54)  Dreyfus New York Insured Tax Exempt Bond Fund
      55)  Dreyfus New York Municipal Cash Management
      56)  Dreyfus New York Tax Exempt Bond Fund, Inc.
      57)  Dreyfus New York Tax Exempt Intermediate Bond Fund
      58)  Dreyfus New York Tax Exempt Money Market Fund
      59)  Dreyfus U.S. Treasury Intermediate Term Fund
      60)  Dreyfus U.S. Treasury Long Term Fund
      61)  Dreyfus 100% U.S. Treasury Money Market Fund
      62)  Dreyfus U.S. Treasury Short Term Fund
      63)  Dreyfus Pennsylvania Intermediate Municipal Bond Fund
      64)  Dreyfus Pennsylvania Municipal Money Market Fund
      65)  Dreyfus Premier California Municipal Bond Fund
      66)  Dreyfus Premier Equity Funds, Inc.
      67)  Dreyfus Premier International Funds, Inc.
      68)  Dreyfus Premier GNMA Fund
      69)  Dreyfus Premier Worldwide Growth Fund, Inc.
      70)  Dreyfus Premier Municipal Bond Fund
      71)  Dreyfus Premier New York Municipal Bond Fund
      72)  Dreyfus Premier State Municipal Bond Fund
      73)  Dreyfus Premier Value Equity Funds
      74)  Dreyfus Short-Intermediate Government Fund
      75)  Dreyfus Short-Intermediate Municipal Bond Fund
      76)  The Dreyfus Socially Responsible Growth Fund, Inc.
      77)  Dreyfus Stock Index Fund
      78)  Dreyfus Tax Exempt Cash Management
      79)  The Dreyfus Premier Third Century Fund, Inc.
      80)  Dreyfus Treasury Cash Management
      81)  Dreyfus Treasury Prime Cash Management
      82)  Dreyfus Variable Investment Fund
      83)  Dreyfus Worldwide Dollar Money Market Fund, Inc.
      84)  Founders Funds, Inc.
      85)  General California Municipal Bond Fund, Inc.
      86)  General California Municipal Money Market Fund
      87)  General Government Securities Money Market Funds, Inc.
      88)  General Money Market Fund, Inc.
      89)  General Municipal Bond Fund, Inc.
      90)  General Municipal Money Market Funds, Inc.
      91)  General New York Municipal Bond Fund, Inc.
      92)  General New York Municipal Money Market Fund



(b)
                                                            Positions and
Name and principal        Positions and offices with        offices with
business address          the Distributor                   Registrant
------------------        ---------------------------       -------------

Marie E. Connolly+        Director, President, Chief        President and
                          Executive Officer and Chief       Treasurer
                          Compliance Officer

Joseph F. Tower, III+     Director, Senior Vice President,  Vice President
                          Treasurer and Chief Financial     and Assistant
                          Officer                           Treasurer

Mary A. Nelson+           Vice President                    Vice President
                                                            and Assistant
                                                            Treasurer

Jean M. O'Leary+          Assistant Vice President,         None
                          Assistant Secretary and
                          Assistant Clerk

William J. Nutt+          Chairman of the Board             None

Stephanie D. Pierce++     Vice President                    Vice President,
                                                            Assistant Secretary
                                                            and Assistant
                                                            Treasurer

Patrick W. McKeon+        Vice President                    None

Joseph A. Vignone+        Vice President                    None

--------------------------------
 +   Principal business address is 60 State Street, Boston, Massachusetts 02109.
++   Principal business address is 200 Park Avenue, New York, New York 10166.




Item 28.       Location of Accounts and Records
-------        --------------------------------

               1.  Mellon Bank, N.A.
                   One Mellon Bank Center
                   Pittsburgh, Pennsylvania 15258

               2.  Custodial Trust Company
                   101 Carnegie Center
                   Princeton, New Jersey 08540-6231

               3.  The Bank of New York
                   100 Church Street
                   New York, New York 10286

               4.  Dreyfus Transfer, Inc.
                   P.O. Box 9671
                   Providence, Rhode Island 02940-9671

               5.  The Dreyfus Corporation
                   200 Park Avenue
                   New York, New York 10166

Item 29.       Management Services
-------        -------------------

               Not Applicable

Item 30.       Undertakings
-------        ------------

               None



                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 27th day of January, 2000.


                       DREYFUS PREMIER EQUITY FUNDS, INC.

                 BY:   /s/Marie E. Connolly*

                       ------------------------------------------
                       MARIE E. CONNOLLY, PRESIDENT

           Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

           Signatures                             Title                 Date
--------------------------        -------------------------------     --------

/s/Marie E. Connolly*             President and Treasurer             1/27/00
______________________________    (Principal Executive and
Marie E. Connolly                 Financial Officer)

/s/Frederick C. Dey*              Vice President, Assistant           1/27/00
______________________________    Treasurer and Assistant Secretary
Frederick C. Dey                  (Principal Accounting Officer)

/s/Joseph S. DiMartino*           Director                            1/27/00
-----------------------------
Joseph S. DiMartino

/s/David P. Feldman*              Director                            1/27/00
------------------------------
David P. Feldman

/s/John M. Fraser, Jr.*           Director                            1/27/00
-----------------------------
John M. Fraser, Jr.

/s/Robert R. Glauber*             Director                            1/27/00
-----------------------------
Robert R. Glauber

/s/James F. Henry*                Director                            1/27/00
-----------------------------
James F. Henry

/s/Rosalind Gersten Jacobs*       Director                            1/27/00
------------------------------
Rosalind Gersten Jacobs

/s/Dr. Paul A. Marks*             Director                            1/27/00
-----------------------------
Dr. Paul A. Marks

/s/Dr. Martin Peretz*             Director                            1/27/00
-----------------------------
Dr. Martin Peretz

/s/Bert W. Wasserman*             Director                            1/27/00
-----------------------------
Bert W. Wasserman

*BY:       /s/Stephanie Pierce
           -------------------
           Stephanie Pierce,
           Attorney-in-Fact



                              INDEX OF EXHIBITS


     (b)       By-Laws.......................................

     (e)       Distribution Agreement........................

     (j)       Consent of Independent Auditors...............